SEMI ANNUAL REPORT

TEMPLETON DEVELOPING
MARKETS TRUST

[PASSPORT/MAP GRAPHIC]

JUNE 30, 1997


[LOGO]
Franklin Templeton

[GRAPHIC:FRANKLIN TEMPLETON/50/CELEBRATING OVER 50 YEARS]


CELEBRATING 50 YEARS

This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe.

In addition, we want to stress that all securities markets move both up and down. Mixed in with the good years can be some bad years. Accordingly, mutual fund share prices also move up and down. Every investor should expect such fluctuations, which can be wide. When markets are going down, as well as up, we encourage investors to maintain a long-term perspective. We thank you for your past support and look forward to serving your investment needs in the years ahead.



[PHOTO OF J. MARK MOBIUS APPEARS HERE]

J. Mark Mobius, Ph.D.
President
Templeton Developing
Markets Trust

Dr. Mobius has been living overseas since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of the business practices and customs that are unique to developing nations. Together with his team of Templeton analysts, Dr. Mobius currently oversees more than $15 billion in emerging markets investments for the Templeton Group of Funds.

SHAREHOLDER LETTER

Your Fund's Objective: The Templeton Developing Markets Trust seeks long-term capital appreciation by investing primarily in securities of issuers of countries having developing markets.

Dear Shareholder:

We are pleased to bring you the semi-annual report of the Templeton Developing Markets Trust for the six months ended June 30, 1997. During this period, emerging market countries generally experienced strong economic growth accompanied by moderate inflation, and many investors put large amounts of capital into emerging market equities. Within this environment, the Fund's Class I shares provided a six-month total return of 20.14%, as discussed in the Performance Summary on page 5, significantly outperforming the Morgan Stanley Capital International(R) World Index(1) (MSCI), which reported a 15.63% total return for the same period.(2) The Fund's Class I shares also outperformed the International Finance Corporation's (IFC)


1. A registered trademark of Morgan Stanley & Co. Inc.

2. The MSCI World Index represents the stock markets of 22 countries, including the U.S., Germany, Canada, Australia, New Zealand, and Japan. The Index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash. (The Fund generally carries a certain percentage of cash at any given time.) Of course, one cannot invest directly in an index, and the Index is not representative of the Fund's portfolio. Total return includes reinvested dividends.



CONTENTS

Shareholder Letter ..........................     1

PERFORMANCE SUMMARIES
 Class I ....................................     5
 Class II ...................................     7
 Advisor Class ..............................     9

FINANCIAL HIGHLIGHTS ........................    11

STATEMENT OF INVESTMENTS ....................    14

FINANCIAL STATEMENTS ........................    30

NOTES TO FINANCIAL
STATEMENTS ..................................    33

[FUND CATEGORY PYRAMID GRAPHIC APPEARS HERE]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/97

[PIE CHART GRAPHIC APPEARS HERE]

Asia                          36.2%
Latin America                 30.8%
Europe                        15.5%
Mid-East/Africa                3.2%
Short-Term
 Obligations & Other
 Net Assets                   14.3%





Investable Composite Index, composed entirely of emerging market stocks, which reported a 16.12% six-month total return.(3)

As of June 30, 1997, the Fund owned investments in 35 countries. As shown in the chart above, our largest regional holding was Asia, followed by Latin America, Europe, and the Mid-East/Africa. During the reporting period, most Latin American securities markets delivered strong performances as increased exports were accompanied by growth in many equity prices in the region. Stock markets in Brazil, Mexico and Argentina increased substantially, while Ecuador was one of the few Latin American markets to lose ground during the period.

During the six months under review, most emerging markets in Europe also performed well. After Boris Yeltsin's re-election and recuperation, increased government stability in Russia appeared to lure foreign investors, and the Russian stock market rose significantly. The Greek stock market (home of the largest amount of our European holdings) also advanced as decreasing inflation and interest rates helped to attract foreign capital, and many Hungarian equities appreciated in value as many investors seemed to expect the country's recent economic recovery to improve corporate earnings.

Asia, however, presented a different picture. For the first time in over a decade, Asian export growth failed to keep pace with the increase in world trade. Since exports usually account for a very large portion of gross domestic product (GDP), several smaller Asian securities markets declined in early 1997. For example, the share price of many Thai and Malaysian equities fell. But



3. The IFC Investable Composite Index represents the stock markets of 26 countries, including Mexico, South Korea, Brazil, Jordan and Turkey. The Index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash. (The Fund generally carries a certain percentage of cash at any given time.) Of course, one cannot invest directly in an index, and the Index is not representative of the Fund's portfolio. Total return includes reinvested dividends.

Hong Kong's market strengthened as many foreigners anticipated that investments from the mainland would increase after Hong Kong's takeover by China.

As you know, China regained sovereignty over Hong Kong on July 1, 1997. Some people believe this could mean an end to economic and personal freedoms there. We think that is unlikely, although developments following any major transfer of political power cannot be predicted. In our opinion, China's leaders want to enhance its people's living standards, and since an economically successful Hong Kong is necessary to accomplish this, we believe the handover could prove to be positive, rather than negative. The territory could attract large capital inflows from the mainland, possibly driving the Hong Kong market to new highs. Although problems are likely to arise, we are hopeful that they will be overcome.

Looking forward, we are optimistic about the outlook for developing markets. Asian exports have the potential to increase, the Hungarian economy could benefit from foreign investment, and it is possible that Russia may finally experience GDP growth in 1998. The outlook for Latin American economies is the best that we have seen in many years, and this could help to boost stock markets in that region in the long term.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions may change as new circumstances arise. All figures shown are as of June 30, 1997, and the level of the Fund's holdings can be expected to change with market developments and management of the portfolio.



TOP 10 COUNTRIES
Represented in the Trust
6/30/97

                                 % OF TOTAL
COUNTRY                          NET ASSETS
-------------------------------------------
Brazil                              11.8%

Hong Kong                            9.8%

Mexico                               8.3%

Argentina                            5.0%

Thailand                             4.9%

Turkey                               4.8%

Greece                               4.1%

Portugal                             3.8%

Indonesia                            3.7%

Venezuela                            3.6%

TOP 10 HOLDINGS
6/30/97

COMPANY,
INDUSTRY,                                  % OF TOTAL
COUNTRY                                    NET ASSETS
-----------------------------------------------------
Electricidad de Caracas
Utilities - Electrical &
Gas, Venezuela                                2.8%

Telebras-Telecomunicacoes
Brasileiras SA
Telecommunications, Brazil                    2.7%

Eletrobras-Centrais Eletricas
Brasileiras SA
Utilities - Electrical &
Gas, Brazil                                   2.7%

HSBC Holdings PLC
Banking, Hong Kong                            2.3%

Cheung Kong Holdings Ltd.
Multi-Industry, Hong Kong                     2.3%

Telefonos de Mexico SA, L
Telecommunications, Mexico                    2.2%

Petrobras-Petroleo
Brasileiro SA, pfd.
Energy Sources, Brazil                        2.1%

Cementos Mexicanos
SA de CV (Cemex), B
Building Materials &
Components, Mexico                            1.7%

Akbank
Banking, Turkey                               1.6%

Alpha Credit Bank
Banking, Greece                               1.4%


For a complete list of portfolio holdings, see page 14 of this report.


Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund. Of course, investing in emerging markets involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political developments and the relatively small size and lesser liquidity of these markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 1,089% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.(4) These special risks and other considerations are discussed in the Fund's prospectus.

Thank you for investing in the Templeton Developing Markets Trust. We appreciate your support and welcome your comments.

Sincerely,


/s/ J. Mark Mobius, Ph.D.

J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Trust


4. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended June 30, 1997.

PERFORMANCE SUMMARY

CLASS I




Templeton Developing Markets Trust Class I shares produced a cumulative total return of 20.14% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include the 5.75% maximum initial sales charge. As the chart on the following page illustrates, the Fund's Class I shares delivered a cumulative total return of 113.41% since inception on October 17, 1991.

The Fund's share price increased $3.01, from $15.40 on December 31, 1996, to $18.41 on June 30, 1997. During the reporting period, Class I shareholders received distributions of 0.5 cents ($0.005) per share in income dividends, 1.0 cent ($0.01) in short-term capital gains, and 7.0 cents ($0.07) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the Fund's portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.

CLASS I
Periods ended 6/30/97

                                                                                        SINCE
                                                                                      INCEPTION
                                                          1-YEAR         5-YEAR       (10/17/91)
-----------------------------------------------------------------------------------------------
   Cumulative Total Return(1)                             27.00%         109.32%        113.41%
   Average Annual Total Return(2)                         19.69%          14.56%         13.03%
   Value of a $10,000 Investment(3)                     $11,969         $19,730        $20,114


                                        6/30/93   6/30/94   6/30/95   6/30/96     6/30/97
--------------------------------------------------------------------------------------------
   One-Year Total Return(4)              13.50%    23.45%     3.07%    14.13%      27.00%




1. Cumulative total return represents the change in value of an investment over the indicated periods, and does not include the initial sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods, and includes the current maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods, and include the current maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated and does not include the initial sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. From October 17, 1991 to December 31, 1992, expense waivers by the Fund's Manager increased the Fund's total returns.

Prior to July 1, 1992, Fund shares were offered at a higher sales charge. Thus, actual total returns for investors who paid this higher charge would have been lower than noted. On January 1, 1993, the Fund implemented a plan of distribution under rule 12b-1, which affects performance for periods after that date.

Investment return and principal value will fluctuate with market conditions, currencies, and the economic, social, and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

CLASS II

Templeton Developing Markets Trust Class II shares produced a cumulative total return of 19.65% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include sales charges. As the chart on the following page illustrates, the Fund's Class II shares delivered a cumulative total return of 47.95% since inception on May 1, 1995.

The Fund's share price, as measured by net asset value, increased $2.91, from $15.27 on December 31, 1996, to $18.18 on June 30, 1997. During the reporting period, shareholders received distributions of 0.47 cents ($0.0047) per share in income dividends, 1.0 cent ($0.01) in short-term capital gains and 7.0 cents ($0.07) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the Fund's portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.

CLASS II
Periods ended 6/30/97

                                                                           SINCE
                                                                         INCEPTION
                                                        1-YEAR           (5/1/95)
----------------------------------------------------------------------------------
   Cumulative Total Return(1)                            26.04%           47.95%
   Average Annual Total Return(2)                        23.79%           19.26%
   Value of a $10,000 Investment(3)                      $12,379          $14,648

                                                         6/30/96          6/30/97
---------------------------------------------------------------------------------
   One-Year Total Return(4)                              13.24%           26.04%



1. Cumulative total return represents the change in value of an investment over the indicated periods, and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods, and includes the 1.00% initial sales charge and the 1.00% contingent deferred sales charge applicable to shares redeemed within 18 months of purchase.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods, and include all sales charges.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated and does not include sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currencies, and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

ADVISOR CLASS

Templeton Developing Markets Trust Advisor Class shares produced an aggregate total return of 20.04% for the six-month period from inception on January 1, 1997 through June 30, 1997. Aggregate total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains.

The Fund's share price increased $3.00, from $15.43 on January 2, 1997 (commencement of sales), to $18.43 on June 30, 1997. During the reporting period, shareholders received distributions of 0.5 cents ($0.005) per share in income dividends, 1.0 cent ($0.01) in short-term capital gains and 7.0 cents ($0.07) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the Fund's portfolio, as well as the level of the Fund's operating expenses.



ADVISOR CLASS
Period ended 6/30/97

                                                             SINCE
                                                           INCEPTION
                                                            (1/1/97)
-------------------------------------------------------------------
   Aggregate Total Return(1)                                  20.04%
   Value of $10,000 Investment(2)                           $12,004

1. Aggregate total return represents the change in value of an investment over the period indicated. Since Advisor Class shares have existed for less than one year, average annual total returns are not provided.

2. This figure represents the value of a hypothetical $10,000 investment in the Fund over the period indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currencies and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

Many investors have asked us about the activities of Sir John Templeton, since his retirement from the funds. We asked Professor Robert Herrmann to update us on Sir John's current activities and his comments follow.


THE NEW CAREER OF
SIR JOHN TEMPLETON

[PHOTO]

BY PROFESSOR
ROBERT HERRMANN

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently, he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in Templeton funds, managed by many of the investment professionals he selected and trained. For sentimental reasons, he allows his name to be associated with the funds, although he knows no more about their management and holdings than any other investor.

Sir John Templeton established the Templeton Foundation in 1987, to foster the acquisition of spiritual information through scientific research. Working with scientists, theologians and others, he strives toward a new science that uses empirical and statistical scientific methods to discover and test spiritual knowledge. A crucial ingredient in his research is what Sir John calls "humility theology," an attitude of humility toward the Creator, combined with receptiveness to the theological significance of current scientific discoveries.

Universal spiritual laws, or "laws of life," are among the areas of investigation. In his recent book, Worldwide Laws of Life, Sir John compiles 200 laws and proverbs from nearly all religions, and deeply embedded in human history. For example, the Golden Rule taught by Jesus in the Sermon on the Mount, states "Do unto others as you would have others do unto you," and is affirmed by all major religions as an acceptable, universal law of life. Other books which Sir John has authored or co-authored during the past few years include: THE HUMBLE APPROACH, IS GOD THE ONLY REALITY, EVIDENCE OF PURPOSE, WHO'S WHO IN THEOLOGY AND SCIENCE and THE GOD WHO WOULD BE KNOWN.

With an annual budget of more than $30 million, the Templeton Foundation sponsors 60 programs focusing on spiritual progress and the benefits of freedom.

Sir John's first sizable investment in the programs was the Templeton Prize for Progress in Religion. A panel of nine judges gives the annual award which now exceeds $1.2 million to individuals who have shown extraordinary originality in furthering the world's understanding of God or spirituality.

Recipients of the prize include Professor Paul Davies, author of The Mind of God; the Right Honorable Lord Jacobovits, former Chief Rabbi of Great Britain and The Commonwealth; the Reverend Dr. Billy Graham, world-renowned preacher and presidential inauguration speaker; Mr. Nikkyo Nimano, founder of the World Conference on Religion and Peace; and Sir Sarepalli Radhakrishnan, former President of India, and Oxford professor of Eastern Religions and Ethics.

To encourage young people's and their parents' appreciation of spiritual laws of life, Sir John established an essay contest for teenagers in his home county of Franklin, Tennessee. Students submit essays about the spiritual life principles they plan to follow, and prizes are offered semiannually. In 1996, more than 800 youth participated. Twenty-six similar programs have been launched in various locations, with the support of generous local donors.

The Foundation also sponsors a worldwide program that awards college-level faculty who teach courses integrating science and religion. During the program's first two years, more than 200 courses were created. The Foundation maintains an extensive program of research and education on the health benefits of spirituality, including prizes for medical schools providing courses on spirituality in medicine. Lastly, the Foundation publishes a newsletter with over 2,000 subscribers. Free subscriptions are available to Templeton shareholders by writing to the Foundation.

To contact Sir John Templeton or receive the free newsletter subscription, please write to:

The John Templeton Foundation
2 Radnor Corporate Center #320
100 Matsonford Road
Radnor, PA 19087

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights

                                             SIX MONTHS
                                                ENDED                             YEAR ENDED DECEMBER 31
                                            JUNE 30, 1997    -----------------------------------------------------------------
                                             (UNAUDITED)        1996          1995          1994          1993         1992
                                            ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS I
(FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD)
Net asset value, beginning of period.....       $15.40         $13.01         $13.42        $15.27         $8.86      $10.02
                                            ----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income..................          .14            .16            .21           .14           .04         .08
  Net realized and unrealized gain
    (loss)...............................         2.96           2.75           (.18)        (1.44)         6.55       (1.06)
                                            ----------------------------------------------------------------------------------
Total from investment operations.........         3.10           2.91            .03         (1.30)         6.59        (.98)
                                            ----------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income...         (.01)          (.17)          (.20)         (.12)         (.05)       (.07)
  Amount in excess of net investment
    income...............................           --           (.01)            --            --            --          --
  Distributions from net realized
    gains................................         (.08)          (.34)          (.24)         (.43)         (.13)       (.11)
                                            ----------------------------------------------------------------------------------
Total distributions......................         (.09)          (.52)          (.44)         (.55)         (.18)       (.18)
                                            ----------------------------------------------------------------------------------
Change in net asset value................         3.01           2.39           (.41)        (1.85)         6.41       (1.16)
                                            ----------------------------------------------------------------------------------
Net asset value, end of period...........       $18.41         $15.40         $13.01        $13.42        $15.27       $8.86
                                            ==================================================================================
TOTAL RETURN*............................        20.14%         22.51%           .36%        (8.64)%       74.50%      (9.75)%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)..........   $4,554,867       $3,308,753    $2,147,664    $2,009,154    $1,396,392    $180,189
Ratio of expenses to average net
  assets.................................         2.01%**        2.03%          2.10%         2.11%         2.20%       2.52%
Ratio of expenses, net of reimbursement,
  to average net assets..................         2.01%**        2.03%          2.10%         2.11%         2.20%       2.25%
Ratio of net investment income to average
  net assets.............................         1.62%**        1.16%          1.66%         1.08%          .57%       1.30%
Portfolio turnover rate..................         9.51%         12.47%          9.76%        18.57%        16.01%      21.98%
Average commission rate paid (per
  share).................................        $0.0031        $0.0024

 *Total return does not reflect sales commissions. Not annualized for periods of less than one year.
**Annualized.

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                                        FOR THE PERIOD
                                                              SIX MONTHS ENDED                           MAY 1, 1995+
                                                               JUNE 30, 1997         YEAR ENDED             THROUGH
                                                                (UNAUDITED)       DECEMBER 31, 1996    DECEMBER 31, 1995
                                                              ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period.......................       $15.27               $12.95               $13.10
                                                               -----------------------------------------------------
Income from investment operations:
  Net investment income....................................          .12                  .17                  .02
  Net realized and unrealized gain.........................         2.88                 2.60                  .19
                                                               ------------------------------------------------------
Total from investment operations...........................         3.00                 2.77                  .21
                                                               ------------------------------------------------------
Distributions:
  Dividends from net investment income.....................         (.01)                (.10)                (.18)
  Amount in excess of net investment income................           --                 (.01)                  --
  Distributions from net realized gains....................         (.08)                (.34)                (.18)
                                                               ------------------------------------------------------
Total distributions........................................         (.09)                (.45)                (.36)
                                                               ------------------------------------------------------
Change in net asset value..................................         2.91                 2.32                 (.15)
                                                               ------------------------------------------------------
Net asset value, end of period.............................       $18.18               $15.27               $12.95
                                                               ======================================================
TOTAL RETURN*..............................................        18.65%               21.58%                1.70%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)............................       $430,083             $226,629             $41,012
Ratio of expenses to average net assets....................         2.73%**              2.74%                2.73%**
Ratio of net investment income to average net assets.......          .98%**               .33%                 .19%**
Portfolio turnover rate....................................         9.51%               12.47%                9.76%
Average commission rate paid (per share)...................         $.0031               $.0024

 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                                   FOR THE PERIOD
                                                                                                  JANUARY 2, 1997+
                                                                                                      THROUGH
                                                                                                   JUNE 30, 1997
                                                                                                    (UNAUDITED)
                                                                                                  ----------------
PER SHARE OPERATING PERFORMANCE - ADVISOR CLASS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period...........................................................       $15.43
                                                                                                  ------------
Income from investment operations:
  Net investment income........................................................................          .12
  Net realized and unrealized gain.............................................................         2.97
                                                                                                  ------------
Total from investment operations...............................................................         3.09
                                                                                                  ------------
Distributions:
  Dividends from net investment income.........................................................         (.01)
  Distributions from net realized gains........................................................         (.08)
                                                                                                  ------------
Total distributions............................................................................         (.09)
                                                                                                  ------------
Change in net asset value......................................................................         3.00
                                                                                                  ------------
Net asset value, end of period.................................................................       $18.43
                                                                                                  ============
TOTAL RETURN*..................................................................................        20.04%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)................................................................      $35,814
Ratio of expenses to average net assets........................................................         1.73%**
Ratio of net investment income to average net assets...........................................         2.21%**
Portfolio turnover rate........................................................................         9.51%
Average commission rate paid (per share).......................................................         $.0031

 *Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM SECURITIES  85.7%
ARGENTINA  5.0%
    Aluar Aluminio ARgentino SA, B                Misc Materials & Commodities.......                77,678     $      279,683
 +  Astra Cia Argentina de Petroleo SA            Energy Sources.....................             3,710,830          7,868,140
    Atanor Cia Nacional Para la Industria
     Quimica SA, D                                Chemicals..........................             3,507,414          5,647,784
 *  Banco Bansud SA, B                            Banking............................               139,927          2,126,283
    Banco de Galicia y Buenos Aires SA, B         Banking............................             3,817,994         25,393,469
    Banco Frances del Rio de la Plata SA          Banking............................             1,445,643         15,658,662
 *  Buenos Aires Embotelladora SA, ADR            Beverages & Tobacco................               746,000              7,460
    Capex SA, A                                   Utilities Electrical & Gas.........               123,774          1,163,650
    Central Costanera SA, B                       Utilities Electrical & Gas.........               433,769          1,496,728
    Ciadea SA                                     Automobiles........................               833,497          3,584,576
 +* Garovaglio Y Zorraquin SA                     Chemicals..........................             1,612,631          5,806,343
    Juan Minetti SA                               Building Materials & Components....               444,055          2,131,784
    Juan Minetti SA, conv.                        Building Materials & Components....               113,000            113,017
    Molinos Rio de Plata SA, B                    Food & Household Products..........             7,054,463         27,587,088
    Nobleza Piccardo Sdad Industrial Comercial y
     Financial                                    Beverages & Tobacco................               407,990          2,693,138
    Perez Companc SA, B                           Energy Sources.....................             7,636,463         61,329,998
    Quilmes Industrial SA                         Beverages & Tobacco................             1,257,500         14,618,438
    Quilmes Industrial SA, reg                    Beverages & Tobacco................               105,000          1,076,250
 *  Sevel Argentina SA, C                         Automobiles........................             1,423,892          2,905,175
    Siderar, A                                    Metals & Mining....................               367,250          1,509,624
 *  Sociedad Comercial del Plata Cadelplata Come  Multi-Industry.....................             7,156,070         23,332,288
    Transportadora de Gas del Sur SA, B           Energy Sources.....................               649,645          1,572,377
    YPF Sociedad Anonima, ADR                     Energy Sources.....................             1,312,410         40,356,608
 *  Zanella Hermanos SA                           Automobiles........................               931,434            200,288
                                                                                                                --------------
                                                                                                                   248,458,851
                                                                                                                --------------
BRAZIL  11.8%
    Aracruz Celulose SA, ADR                      Forest Products & Paper............               266,900          5,438,088
    Banco Bradesco SA                             Banking............................         1,501,078,668         14,361,721
    Banco Bradesco SA, pfd.                       Banking............................           728,000,794          7,337,150
 *  Banco do Brasil SA                            Banking............................         1,192,085,791         12,512,721
 *  Banco do Brasil SA, wts., A                   Banking............................           216,046,382            702,394
 *  Banco do Brasil SA, wts., B                   Banking............................           324,069,574            906,088
 *  Banco do Brasil SA, wts., C                   Banking............................           540,115,956          1,505,130
 *  Banco do Brazil SA, pfd.                      Banking............................           818,346,120          9,806,015
 *  Banespa-Banco do Estado de Sao Paulo SA,
     pfd.                                         Banking............................         1,140,033,850         28,073,287
    Brasmotor SA, pfd.                            Multi-Industry.....................            45,992,231         10,253,249
    Cia Vale do Rio Doce, pfd.                    Metals & Mining....................               785,141         17,364,922
    Companhia Siderurgica Nacional                Metals & Mining....................           224,956,000          7,418,084
    Confab Industrial SA, pfd.                    Industrial Components..............             1,434,340          2,384,904
    Copene-Petroquimica do Nordeste SA, A, pfd.   Chemicals..........................            34,105,550         12,640,485
    Duratex SA, pfd.                              Forest Products & Paper............           478,134,600         25,311,310
    Electrolux Do Brasil SA, pfd.                 Appliances & Household Durables....            64,682,000            102,741
    Eletrobras-Centrais Eletricas Brasileiras SA  Utilities Electrical & Gas.........            66,800,000         37,354,141
    Eletrobras-Centrais Eletricas Brasileiras
     SA, B, pfd.                                  Utilities Electrical & Gas.........           160,885,847         95,944,186
    Itausa-Investimentos Itau SA, pfd.            Multi-Industry.....................            55,824,179         51,336,155
 *  Mannesmann SA                                 Machinery & Engineering............            15,537,010          1,789,596

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
BRAZIL (CONT.)
 *  Mannesmann SA, pfd.                           Machinery & Engineering............             5,137,562     $      663,342
    Marcopolo SA, pfd.                            Automobiles........................            12,142,400          2,171,206
    Petrobras-Petroleo Brasileiro SA, pfd.        Energy Sources.....................           377,096,333        104,737,889
    Telebras-Telecomunicacoes Brasileiras SA      Telecommunications.................           738,109,194        100,101,196
    Telebras-Telecomunicacoes Brasileiras SA,
     pfd.                                         Telecommunications.................           218,936,973         33,210,169
    Unibanco-Uniao de Bancos Brasileiros SA,
     pfd.                                         Banking............................           238,662,372          8,754,612
                                                                                                                --------------
                                                                                                                   592,180,781
                                                                                                                --------------
CHILE  0.1%
    Antofagasta Holdings PLC                      Metals & Mining....................               901,550          6,883,723
                                                                                                                --------------
CHINA  1.6%
                                                  Recreation & Other Consumer
    China First Pencil Co. Ltd., B                Goods..............................               512,107            204,843
    China Southern Glass Co. Ltd., B              Building Materials & Components....             4,929,462          2,576,939
 *  Chiwan Wharf Holdings Ltd., B                 Transportation.....................            11,783,100          7,209,208
    Guangzhou Shipyard International Co. Ltd., H  Machinery & Engineering............             3,388,000            634,105
 *  Luoyang Glass Co. Ltd., H                     Misc Materials & Commodities.......             9,075,000          1,581,357
    Shandong Huaneng Power                        Utilities Electrical & Gas.........               284,000          3,053,000
 *  Shanghai Chlor-Alkali Chemical Co. Ltd., B    Chemicals..........................            12,105,300          3,462,116
 *  Shanghai Dazhong Taxi Shareholding Co. Ltd.,
     B                                            Transportation.....................             3,304,000          2,933,952
 *  Shanghai Erfangji Textile Machinery Co.
     Ltd., B                                      Machinery & Engineering............             9,647,887          1,254,225
 *  Shanghai Industrial Sewing Machine Corp.      Machinery & Engineering............             4,645,810            566,789
 *  Shanghai Jin Jiang Tower Co. Ltd., B          Leisure & Tourism..................             6,891,378          2,177,675
    Shanghai Jinqiao Export Processing Zone
     Development, B                               Real Estate........................             3,490,500          2,848,248
    Shanghai Lujiaxui Finance & Trade Zn Dev
     Stock Co Ltd, B                              Real Estate........................            17,381,910         24,856,131
 *  Shanghai Narcissus Electric Appliances Co.
     Ltd., B                                      Appliances & Household Durables....               599,950             85,193
    Shanghai New Asia Group Co. Ltd., B           Food & Household Products..........             4,148,500          2,265,081
    Shanghai Petrochemical Co. Ltd., H            Chemicals..........................            14,464,000          3,472,570
 *  Shanghai Refrigerator Compressor Co. Ltd., B  Industrial Components..............             1,905,813            914,790
 *  Shanghai Rubber Belt Co. Ltd., B              Industrial Components..............               600,480            118,895
 *  Shanghai Shangling Electric Appliance, B      Appliances & Household Durables....             3,065,060            631,402
 *  Shanghai Steel Tube Co. Ltd., B               Machinery & Engineering............             1,273,800            168,142
    Shanghai Tyre & Rubber Co. Ltd., B            Industrial Components..............             5,509,000          2,699,410
 *  Shanghai Vacuum Electron Devices Co. Ltd., B  Appliances & Household Durables....             2,324,500            464,900
                                                  Recreation & Other Consumer
 *  Shanghai Wingsung Co. Ltd., B                 Goods..............................               558,210            131,738
 *  Shanghai Yaohua Pilkington Glass, B           Building Materials & Components....             7,795,250          2,821,881
 *  Shenzhen China Bicycles Co. (Holdings) Ltd.,  Recreation & Other Consumer
     B                                            Goods..............................             1,526,400            600,922
    Shenzhen Konka Electronic Group Co. Ltd., B   Appliances & Household Durables....             1,099,520          1,630,695
    Shenzhen Properties & Resources Develop.
     (Group) Ltd., B                              Real Estate........................             1,367,156            472,936
    Shenzhen Vanke Co. Ltd., B                    Real Estate........................             8,340,810          8,106,863
 *  Tsingtao Brewey Co., H                        Beverages & Tobacco................             1,802,000            697,791
    Zhuhai Sez Lizhu Pharmaceutical Group Inc.,
     B                                            Health & Personal Care.............               158,800            105,562
                                                                                                                --------------
                                                                                                                    78,747,359
                                                                                                                --------------

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
COLOMBIA  2.0%
    Banco Ganadero SA, ADR C                      Banking............................               215,000     $    5,616,875
    Banco Industrial Colombiano SA                Banking............................             1,105,000          3,682,658
    Bavaria SA                                    Beverages & Tobacco................               697,960          5,009,190
    Cementos Argos SA                             Building Materials & Components....             2,663,018         21,357,844
    Cia Colombiana de Tabacos SA Coltabaco        Beverages & Tobacco................             2,326,715          8,106,181
    Compania Nacional de Chocolates SA            Food & Household Products..........             1,764,924         15,691,808
    Compania Suramericana de Seguros              Insurance..........................             1,423,791         36,801,931
    Promigas SA                                   Utilities Electrical & Gas.........               242,437          1,033,302
                                                                                                                --------------
                                                                                                                    97,299,789
                                                                                                                --------------
CZECH REPUBLIC  1.0%
 *  CEZ                                           Utilities Electrical & Gas.........               661,300         18,251,619
    Chemopetrol Group AS                          Chemicals..........................               259,501          9,162,719
    Elektrarny Opatovice AS                       Energy Sources.....................                20,096          2,633,773
    Komercni Banka AS                             Banking............................                 9,822            508,849
 *  Komercni Banka AS, GDR                        Banking............................                37,000            770,525
    SPT Telecom AS                                Telecommunications.................               127,740         13,393,240
 *  Tabak AS                                      Beverages & Tobacco................                10,668          2,500,210
                                                                                                                --------------
                                                                                                                    47,220,935
                                                                                                                --------------
ECUADOR  0.1%
    La Cemento Nacional CA, GDR                   Multi-Industry.....................                13,400          2,787,200
    La Cemento Nacional CA, GDR, 144a             Multi-Industry.....................                 4,510            938,080
                                                                                                                --------------
                                                                                                                     3,725,280
                                                                                                                --------------
EGYPT  0.0%
    Commercial International Bank Ltd.            Banking............................                95,650          2,000,946
                                                                                                                --------------
GHANA  0.3%
    Ashanti Goldfields Co. Ltd., GDR              Metals & Mining....................             1,135,962         13,276,556
                                                                                                                --------------
GREECE  4.1%
    Alpha Credit Bank                             Banking............................             1,069,051         72,733,311
    Alpha Leasing SA                              Financial Services.................               248,690          6,599,505
    Delta Dairy SA                                Food & Household Products..........               451,840          5,592,283
    Delta Dairy SA, pfd.                          Food & Household Products..........               151,691          1,319,724
    Elais Oleaginous Co.                          Food & Household Products..........               203,710          5,924,950
    Ergo Bank SA                                  Banking............................               422,580         25,381,566
    Etba Leasing                                  Financial Services.................               151,372          1,537,359
    Fourlis Brothers Corp. SA                     Appliances & Household Durables....               283,960          2,894,281
    Hellas Can - Container Manufacturers          Metals & Mining....................               263,490          4,867,721
    Hellenic Bottling Co. SA                      Food & Household Products..........               193,385          7,148,719
    Hellenic Telecommunications Organizations
     OTE                                          Telecommunications.................               287,310          6,745,839
    Hellenic Telecommunications Organizations
     OTE, 144A                                    Telecommunications.................               815,000         19,135,634
 *  Hellenic Telecommunications Organizations,
     rts.                                         Telecommunications.................             1,102,310            135,427
 *  Intracom SA, reg.                             Electrical & Electronics...........                91,000          4,144,043
 *  National Bank of Greece SA                    Banking............................               146,603         17,931,069
    Titan Cement Co., reg.                        Building Materials & Components....               494,820         24,406,869

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
GREECE (CONT.)
    Titan Cement Co., reg. pfd.                   Building Materials & Components....                14,200     $      595,065
    X. Benrubi & Son SA                           Food & Household Products..........               151,320            418,635
                                                                                                                --------------
                                                                                                                   207,512,000
                                                                                                                --------------
HONG KONG  9.8%
    Cheung Kong Holdings Ltd.                     Multi-Industry.....................            11,464,000        113,200,212
    China Overseas Land & Investment Ltd.         Real Estate........................             2,533,000          2,043,454
    Cross Harbour Tunnel Co. Ltd.                 Transportation.....................               498,598          1,065,119
    Dairy Farm International Holdings Ltd.        Merchandising......................            10,322,036          7,741,527
 *  East Asiatic Co. (Hong Kong) Ltd. (The)       Wholesale & International Trade....             2,976,000            497,453
    Fortei Holdings Ltd.                          Merchandising......................             5,366,000            443,282
    Great Wall Electronic International Ltd.      Electrical & Electronics...........             3,577,924            383,318
    Hang Lung Development Co. Ltd.                Real Estate........................            16,755,000         30,710,183
    Hong Kong Electric Holdings Ltd.              Utilities Electrical & Gas.........               405,000          1,631,020
    Hopewell Holdings Ltd.                        Construction & Housing.............             8,307,002          5,253,999
    HSBC Holdings PLC                             Banking............................             3,773,173        113,478,155
    Jardine International Motor Holdings Ltd.     Automobiles........................             2,423,000          3,064,990
    Jardine Matheson Holdings Ltd. (Singapore)    Multi-Industry.....................             1,917,872         13,616,891
    Jardine Strategic Holdings Ltd. (Singapore)   Multi-Industry.....................             4,662,562         17,624,484
    JCG Holdings Ltd.                             Financial Services.................                59,000             47,597
    Joyce Boutique Holdings Ltd.                  Merchandising......................             1,183,000            184,765
    K Wah International Holdings Ltd.             Building Materials & Components....            26,565,251          5,006,295
    Lai Sun Development Co. Ltd.                  Real Estate........................             3,600,800          4,043,597
    Lai Sun Garment International Ltd.            Multi-Industry.....................             3,568,000          4,375,202
 *  Lai Sun Hotels International Ltd., wts.       Leisure & Tourism..................               722,693             63,433
    Laws International Holdings Ltd.              Textiles & Apparel.................             6,216,000          1,588,641
    New World Development Co. Ltd.                Real Estate........................            11,028,883         65,769,287
                                                  Electronic Components &
 *  S. Megga International Holdings Ltd.          Instruments........................             7,476,800            530,797
    Semi-Tech (Global) Co. Ltd.                   Appliances & Household Durables....             3,335,856          5,446,875
 *  Sun Hung Kai & Co. Ltd, wts.                  Financial Services.................             2,023,360            190,654
    Sun Hung Kai & Co. Ltd.                       Financial Services.................             3,671,800          1,101,924
    Sun Hung Kai Properties Ltd.                  Real Estate........................             4,827,900         58,110,784
    Swire Pacific Ltd., B                         Multi-Industry.....................             1,942,500          2,946,107
    Tian An China Investments Co. Ltd.            Real Estate........................            12,881,000          1,745,776
    Tungtex (Holdings) Co. Ltd.                   Textiles & Apparel.................             4,538,000            468,602
    Wheelock & Co. Ltd.                           Multi-Industry.....................             9,609,000         23,627,774
 *  Wo Kee Hong Holdings Ltd.                     Merchandising......................            17,631,200          1,251,683
 *  Yaohan Hongkong Corp. Ltd.                    Merchandising......................             9,530,000            492,042
                                                  Recreation & Other Consumer
    Yue Yuen Industrial (Holdings) Ltd.           Goods..............................             2,930,800          6,071,708
                                                                                                                --------------
                                                                                                                   493,817,630
                                                                                                                --------------
HUNGARY  0.9%
 *  Danubius Hotel and Spa RT                     Leisure & Tourism..................                38,000          1,123,168
    Egis RT                                       Multi-Industry.....................                67,100          4,281,873
    Fotex First Hungarian-Amer. Photo Co.,
     12.00%, 5/11/00                              Multi-Industry.....................                32,000             32,000
 *  Fotex First Hungarian-American Photo-Service  Multi-Industry.....................             2,630,400          2,681,127
    Gedeon Richter Ltd.                           Health & Personal Care.............                33,000          3,038,929

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
HUNGARY (CONT.)
 *  Ibusz RT                                      Leisure & Tourism..................               125,680     $      456,371
    Inter-Europa Bank RT                          Banking............................                 1,408            349,622
    Mol Magyar Olay -- Es Gazipari RT             Energy Sources.....................                12,340            273,468
    OTP Bank, GDR                                 Banking............................               448,000         11,872,000
    Pick Szeged RT                                Food & Household Products..........                10,403            799,953
    Pick Szeged RT, GDR                           Food & Household Products..........                30,430          2,339,957
    Tiszai Vegyi Kombinat RT                      Chemicals..........................               149,558          2,611,565
    Tiszai Vegyi Kombinat RT, GDR, 144a           Chemicals..........................               571,000          9,892,575
    Tiszai Vegyi Kombinat RT, GDR, S              Chemicals..........................               152,000          2,633,400
                                                                                                                --------------
                                                                                                                    42,386,008
                                                                                                                --------------
INDIA  3.4%
    Aban Loyd Chiles Offshore Ltd.                Energy Sources.....................               245,000            349,022
 *  Arvind Mills Ltd.                             Textiles & Apparel.................             1,482,000          5,381,564
    ATV Project India Ltd.                        Machinery & Engineering............             1,655,300            152,584
 *  Bank of Baroda                                Banking............................               428,700          1,107,675
    Bharat Petroleum Corp., Ltd.                  Energy Sources.....................             1,317,900         16,547,376
 *  Bombay Dyeing & Manufacturing Co. Ltd.        Chemicals..........................               344,950            929,823
    Bses Ltd.                                     Utilities Electrical & Gas.........               348,300          2,317,946
    Cochin Refineries Ltd.                        Energy Sources.....................               215,450            920,778
    DCW Ltd.                                      Chemicals..........................               500,000            259,777
    Dr. Reddys Laboratories Ltd.                  Health & Personal Care.............                94,200            657,821
    Essar Shipping Ltd.                           Transportation.....................               773,500            278,719
    Flex Industries Ltd.                          Food & Household Products..........                40,000             44,413
    Ganesh Benzoplast Ltd.                        Chemicals..........................               159,100             59,996
    Garden Silk Mills Ltd.                        Textiles & Apparel.................               229,600             83,374
    Grasim Industries Ltd Ord INR10               Multi-Industry.....................               778,050          8,117,365
    Great Eastern Shipping Co. Ltd.               Transportation.....................             5,853,700          8,012,047
    Gujarat Ambuja Cements Ltd.                   Building Materials & Components....               366,800          3,550,173
 *  Gujarat Industries Power Ltd.                 Energy Equipment & Services........               378,600            301,399
    Gujarat Narmada Valley Fertilizers Co. Ltd.   Chemicals..........................                36,000             22,877
    Gujarat Narmanda Valley Fertilizers Co.
     Ltd., ADR                                    Chemicals..........................                72,000            180,000
    Hindalco Industries                           Metals & Mining....................               148,475          4,043,663
    Hindustan Organic Chemicals Ltd.              Chemicals..........................               538,300            375,908
    Hindustan Petroleum Corp. Ltd.                Energy Sources.....................             1,003,800         12,701,715
 *  India Cements Ltd.                            Building Materials & Components....               302,050            911,212
    India Cements Ltd., GDR                       Building Materials & Components....               552,910          1,658,730
    Indian Aluminium Co. Ltd.                     Metals & Mining....................               192,300            715,753
    Indian Petrochemicals Corp. Ltd.              Chemicals..........................             3,164,900         12,818,729
    Indian Rayon & Industries Ltd., GDR           Multi-Industry.....................               122,206          1,530,630
    Indian Rayon and Industries Ltd.              Multi-Industry.....................               367,800          3,801,285
    Indo Gulf Fertilisers & Chemicals Corp. Ltd.  Chemicals..........................             3,927,500          3,784,881
    Indo Gulf Fertilisers & Chemicals, GDR        Chemicals..........................                64,150             68,961
    Industrial Credit & Inv. Corp. of India
     (ICICI)                                      Financial Services.................             6,629,600         14,490,676
 *  Industrial Development Bank of India          Banking............................             1,943,800          5,551,775
    ITC Bhadrachalam Paperboards Ltd.             Forest Products & Paper............               106,850            137,293
    Larsen and Toubro Ltd.                        Multi-Industry.....................             1,424,200          9,706,838

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
INDIA (CONT.)
    Madras Cements                                Building Materials & Components....                 1,325     $      298,865
    Mahanagar Telephone Nigam Ltd.                Telecommunications.................                20,000            168,994
 *  National Aluminium Co. Ltd.                   Metals & Mining....................             1,072,200          1,362,712
 *  Oriental Bank of Commerce                     Banking............................             1,630,200          3,173,881
    Reliance Industries Ltd.                      Chemicals..........................             1,135,600         11,792,159
    Shipping Corporation of India Ltd.            Transportation.....................             1,869,500          2,545,758
    State Bank of India                           Banking............................                76,000            722,318
    Steel Authority of India Ltd.                 Metals & Mining....................             4,904,300          2,808,328
    Steel Authority of India Ltd, GDR, reg S      Metals & Mining....................               561,000          5,020,950
    Steel Authority of India Ltd., GDR, 144a      Metals & Mining....................                62,000            554,900
    Sterlite Industries (India) Ltd.              Metals & Mining....................               236,300          1,765,649
    Tamil Nadu Newsprint & Papers Ltd.            Forest Products & Paper............               150,000            251,397
 *  Tata Chemicals Ltd.                           Chemicals..........................               724,900          3,664,997
    Tata Engineering & Locomotive Co. Telco       Machinery & Engineering............               617,900          7,801,419
 *  Tata Iron & Steel Co. Ltd.                    Metals & Mining....................             1,062,750          5,677,400
    Thermax Ltd.                                  Energy Equipment & Services........                78,400            766,480
    Videocon International Ltd.                   Appliances & Household Durables....               404,000            349,832
    Wockhardt                                     Health & Personal Care.............               138,800            763,788
                                                                                                                --------------
                                                                                                                   171,062,605
                                                                                                                --------------
INDONESIA  3.7%
 *  Asia Pulp & Paper Co. Ltd., ADR               Forest Products & Paper............               481,100          7,276,638
 *  PT Bank Dagang Nasional Indonesia, wts.       Banking............................               312,500            128,495
    PT Bank Dagang Nasional Indonesia, fgn.       Banking............................             4,375,000          3,103,156
    PT Bank Danamon, fgn.                         Banking............................             2,846,000          1,492,044
    PT Bank PDFCI, fgn.                           Banking............................               984,000            920,477
    PT Barito Pacific Timber, fgn.                Forest Products & Paper............            28,688,000         24,476,809
    PT BBL Dharmala Finance, fgn.                 Financial Services.................             1,653,000          2,310,938
    PT BDNI Capital Corporation, fgn.             Financial Services.................             1,186,200            938,912
 +  PT Charoen Pokphand Indonesia, fgn.           Food & Household Products..........            19,876,250          8,990,080
    PT Ciputra Dev.                               Real Estate........................             7,348,000          7,326,850
 *  PT Dharmala Intiland, fgn.                    Real Estate........................             2,912,000          4,190,789
    PT Gadjah Tunggal, fgn.                       Automobiles........................            23,729,500         11,708,635
    PT Indah Kiat Pulp & Paper Corp., fgn.        Forest Products & Paper............             7,349,500          4,306,348
 *  PT Indah Kiat Pulp & Paper Corp., rts.        Forest Products & Paper............             6,614,550          1,155,914
    PT Indocement Tunggal Prakarsa, fgn.          Building Materials & Components....             9,356,000         14,522,574
    PT Indosat, fgn                               Telecommunications.................             2,105,000          6,296,824
 *  PT Inter-Pacific Bank, fgn.                   Banking............................               738,000            675,185
 *  PT Jakarta International Hotel &
     Development, fgn.                            Real Estate........................             6,493,750          7,409,604
    PT Japfa Comfeed Indonesia                    Food & Household Products..........             3,839,500          2,565,455
    PT Kalbe Farma, fgn.                          Health & Personal Care.............             2,725,000          3,641,550
    PT Metrodata Electronic, fgn.                 Electrical & Electronics...........               345,500            525,637
 *  PT Multibreeder Adirama, fgn.                 Food & Household Products..........               858,750            308,966
    PT Pabrik Kertas Tjiwi Kimia, fgn.            Forest Products & Paper............             6,214,910          7,219,211
    PT Polysindo Eka Perkasa, fgn.                Textiles & Apparel.................            11,922,500          6,618,164
    PT Semen Cibinong, fgn.                       Building Materials & Components....               138,500            363,050
    PT Semen Gresik, fgn.                         Building Materials & Components....             1,786,000          4,002,344

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
INDONESIA (CONT.)
    PT Sinar Mas Agro Resources & Technology
     Corp., fgn.                                  Food & Household Products..........             6,221,400     $    5,627,911
    PT Sinar Mas Multi Artha, fgn.                Financial Services.................            12,855,200         11,761,028
 *  PT Sinar Mas Multi Artha, wts., fgn.          Financial Services.................               964,140            485,638
 *  PT Sumalindo Lestari Jaya, fgn.               Forest Products & Paper............             4,059,500          3,672,245
    PT Summarecon Agung, fgn.                     Real Estate........................               833,040            496,673
    PT Tambang Timah (Persero), fgn.              Metals & Mining....................             6,279,000          9,746,392
 *  PT Tempo Scan Pacific, fgn.                   Health & Personal Care.............                75,000            168,072
    PT Ultra Jaya Milk, fgn.                      Food & Household Products..........             4,355,000          2,372,687
 *  PT Unggul Indah Corp., fgn.                   Chemicals..........................             1,410,200          2,261,423
    PT United Tractors, fgn.                      Machinery & Engineering............             4,493,000         16,627,056
                                                                                                                --------------
                                                                                                                   185,693,774
                                                                                                                --------------
ISRAEL  0.4%
    Agis Industries Ltd.                          Health & Personal Care.............                69,870            732,639
    Bank Hapoalim BM                              Banking............................             2,210,909          4,603,267
    Clal Industries Ltd.                          Multi-Industry.....................             1,518,178          7,589,834
    Discount Investment Corp.                     Multi-Industry.....................                20,612          1,643,684
    First International Bank of Israel            Banking............................                 5,212          4,025,263
    Koor Industries Ltd.                          Multi-Industry.....................                18,334          1,619,033
                                                                                                                --------------
                                                                                                                    20,213,720
                                                                                                                --------------
ITALY  2.0%
    Banco Ambrosiano Veneto SPA, di Risp          Banking............................             8,653,000         12,709,126
    Instituto Finanziaro Industriale SPA, pfd.    Automobiles........................             1,832,500         23,089,026
    Istituto Mobiliare Italiano SPA               Banking............................             1,085,000          9,712,263
    Italmobiliare SPA                             Multi-Industry.....................             1,249,210         18,166,251
    Italmobiliare SPA, di Risp, conv.             Multi-Industry.....................               906,100          7,175,113
    Mediobanca/Italmobiliare, 6.00%, conv.,
     12/31/99                                     Multi-Industry.....................         2,922,480,000 **       1,747,400
    Sirti SPA                                     Construction & Housing.............             4,821,200         27,876,375
 +  Teleco Cavi SPA, di Risp                      Telecommunications.................               557,000          1,458,544
                                                                                                                --------------
                                                                                                                   101,934,098
                                                                                                                --------------
JORDAN  0.0%
 *  Jordan Cement Factories Ltd.                  Building Materials & Components....                36,000            207,165
                                                                                                                --------------
MALAYSIA  2.2%
 *  Aokam Perdana Bhd.                            Multi-Industry.....................             1,532,000          1,705,594
    Berjaya Singer Bhd.                           Appliances & Household Durables....             3,663,000          7,082,187
    Berjaya Singer Bhd., fgn.                     Appliances & Household Durables....               933,000          1,803,899
    Boustead Holdings Bhd., fgn.                  Food & Household Products..........             1,357,000          2,957,013
    Federal Flour Mills Bhd.                      Food & Household Products..........             2,221,250          5,500,322
 *  Hong Leong Industries Bhd., wts., fgn.        Multi-Industry.....................               332,000            273,597
    Hong Leong Industries Bhd.                    Multi-Industry.....................             2,471,800          7,834,548
    Island & Peninsula Bhd., fgn.                 Real Estate........................               714,000          2,291,363
    Leader Universal Holdings Bhd.                Industrial Components..............             6,998,000         12,587,528
    Malayawata Steel Bhd.                         Metals & Mining....................             1,626,000          2,512,441
    Malayawata Steel Bhd., fgn.                   Metals & Mining....................             1,418,000          2,191,046

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
MALAYSIA (CONT.)
    Malaysian International Shipping Corp. Bhd.,
     fgn.                                         Transportation.....................             2,792,000     $    7,245,483
    MBF Capital Bhd.                              Financial Services.................             5,148,000          9,463,835
    Oriental Holdings Bhd.                        Automobiles........................               359,000          2,702,456
    Oriental Holdings Bhd., fgn.                  Automobiles........................             1,292,624          9,730,529
    Perlis Plantations Bhd.                       Multi-Industry.....................             1,535,750          4,502,595
    Perlis Plantations Bhd., fgn.                 Multi-Industry.....................             3,597,500         10,547,345
    Renong Bhd.                                   Multi-Industry.....................            13,858,000         18,118,621
 *  Renong Bhd., wts.                             Multi-Industry.....................                87,250             45,976
    Renong, 4%, conv., 9/09/01                    Multi-Industry.....................               139,600             44,247
    Shangri La Hotels (Malaysia) Bhd., fgn.       Leisure & Tourism..................               414,000            395,301
    Shangri-La Hotels (Malaysia) Bhd.             Leisure & Tourism..................             2,234,202          2,133,291
                                                                                                                --------------
                                                                                                                   111,669,217
                                                                                                                --------------
MEXICO  8.3%
    Alfa SA de CV, A                              Multi-Industry.....................             2,840,768         19,386,757
    Cementos Mexicanos SA de CV (Cemex), B        Building Materials & Components....            17,947,750         87,456,299
    Cifra SA de CV, A                             Merchandising......................             2,250,191          4,159,255
    Cifra SA, C                                   Merchandising......................            18,397,824         29,419,839
    Coca Cola Femsa SA de CV, ADR                 Beverages & Tobacco................               390,600         20,164,725
    Cydea SA de CV                                Chemicals..........................             1,470,463          3,925,185
    DESC SA, A                                    Multi-Industry.....................               500,000          3,525,560
    DESC SA, B                                    Multi-Industry.....................             1,024,108          7,479,006
    DESC SA, C                                    Multi-Industry.....................               757,255          5,463,447
    Fomento Economico Mexicano SA de CV, B        Beverages & Tobacco................             1,723,000         10,250,787
    Grupo Carso SA de CV                          Multi-Industry.....................               163,143          1,135,962
    Grupo Financiero Banamex Accival SA, B        Banking............................             7,679,000         19,724,452
 *  Grupo Financiero Banamex Accival SA, L        Banking............................            15,866,422         37,558,390
 *  Grupo Financiero Bancomer SA de CV, B         Banking............................            35,846,000         17,241,466
 *  Grupo Financiero Bancomer SA de CV, L         Banking............................            45,284,592         16,250,452
 *  Grupo Financiero Serfin SA, B                 Banking............................            30,932,187          9,892,691
    Telefonos de Mexico SA, L                     Telecommunications.................               181,000            433,014
    Telefonos de Mexico SA, L, ADR                Telecommunications.................             2,257,300        107,786,075
    Transportacion Maritima Mexicana SA
     de CV, L, ADR                                Transportation.....................                 5,000             30,938
 *  Vitro SA                                      Food & Household Products..........             4,545,388         16,797,675
                                                                                                                --------------
                                                                                                                   418,081,975
                                                                                                                --------------
PAKISTAN  0.7%
 *  Bank of Punjab                                Banking............................             2,883,297          1,612,155
 *  DG Khan Cement Co.                            Building Materials & Components....             2,855,950            862,024
    Engro Chemical                                Chemicals..........................             1,124,865          3,979,656
 *  Exide Pakistan Ltd.                           Energy Equipment & Services........                18,400             12,246
    Fauji Fertilizer Co. Ltd.                     Chemicals..........................             1,526,800          3,003,021
    Khadim Ali Sham Bukhari & Co. Ltd.            Financial Services.................               223,309             91,159
 *  Kohinoor Industries Ltd.                      Textiles & Apparel.................               358,720             37,718
    National Development Leasing Corp.            Financial Services.................               875,353            194,910
 *  Pakistan Electron Ltd.                        Appliances & Household Durables....               371,146             94,578

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
PAKISTAN (CONT.)
 *  Pakistan International Airlines Corp.         Transportation.....................               165,500     $       31,323
    Pakistan Telecom Corp. PTC                    Telecommunications.................            10,475,300          7,969,309
    Pakistan Telecom Corp. PTC                    Telecommunications.................                21,000          1,585,500
    Pakistan Telecommunications Corp., PTC, A     Telecommunications.................            21,562,500         16,404,134
    Trust Modaraba                                Financial Services.................               995,580            178,576
 *  Union Bank Ltd.                               Banking............................             1,049,978            259,770
                                                                                                                --------------
                                                                                                                    36,316,079
                                                                                                                --------------
PERU  0.0%
    Cpt-Telefonica Del Peru SA, ADR B             Telecommunications.................                63,000          1,649,813
                                                                                                                --------------
PHILIPPINES  1.0%
 *  A Soriano Corp.                               Multi-Industry.....................            34,956,324          3,644,597
 *  Filinvest Development Corp.                   Real Estate........................               765,000            182,723
 *  Keppel Philippine Holdings Inc., B            Machinery & Engineering............               682,650             82,821
 *  Philex Mining Corp., B                        Metals & Mining....................            43,260,143          3,608,292
    Philippine Commercial International Bank
     Inc.                                         Banking............................                91,000            879,777
    Philippine Long Distance Telephone Co., ADR   Telecommunications.................               322,575         20,725,444
 *  Philippine National Bank                      Banking............................             1,554,058         10,546,574
    RFM Corp.                                     Food & Household Products..........            28,117,750          6,822,627
 *  RFM Corporation, conv., pfd.                  Food & Household Products..........             5,112,318            907,099
    Sime Darby Pilipinas Inc.                     Industrial Components..............               659,658            825,323
                                                                                                                --------------
                                                                                                                    48,225,277
                                                                                                                --------------
POLAND  1.0%
 *  Bank Gdanski SA                               Banking............................               412,714          4,771,986
 *  Bank Gdanski SA, GDR                          Banking............................               409,000          4,805,750
 *  Bank Handlowy W Warszawie                     Banking............................               170,000          1,810,437
    Bank Inicjatyw Gospodarczch SA, G             Banking............................             5,954,356          7,156,460
    Bank Przemyslowo-Handlowy SA                  Banking............................               108,970          5,354,832
    Bank Rozwoju Eksportu SA                      Banking............................                45,000            944,774
    Elektrim Towarzystwo Handlowe SA              Utilities Electrical & Gas.........               209,316          1,821,524
 *  Farm Food SA, new                             Food & Household Products..........                15,188            206,342
 *  Farm Food SA                                  Food & Household Products..........                59,573            815,696
 *  Huta Olawa SA                                 Metals & Mining....................                45,442            174,219
 *  Impexmetal, A                                 Metals & Mining....................                98,961          1,023,786
 *  Impexmetal, B                                 Metals & Mining....................                74,823            774,070
 *  Mostostal Export SA                           Construction & Housing.............             1,235,794          3,910,622
 *  Polifarb Ceiszyu SA                           Chemicals..........................               793,964          4,034,444
 *  Raciborska Fabryka Kotlow SA                  Energy Equipment & Services........               204,036            906,413
    Rolimpex SA                                   Wholesale & International Trade....               412,481          1,631,600
    Warta SA                                      Insurance..........................               179,000          2,587,099
    Wielkopolski Bank Kredytowy SA                Banking............................               921,624          5,272,031
    Zaklady Cementowo Wapiennicze Gorazdze
     Chorula                                      Building Materials & Components....                97,543          3,338,989
                                                                                                                --------------
                                                                                                                    51,341,074
                                                                                                                --------------

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
PORTUGAL  3.8%
    Banco Comercial Portugues SA                  Banking............................             3,540,627     $   66,873,373
    Banco Espirito Santo e Comercial de Lisboa    Banking............................             1,613,545         36,572,709
    Banco Totta & Acores SA                       Banking............................               991,030         16,561,278
    BPI Socieda de Gestora de Participacoes
     Socias SA                                    Banking............................             2,165,625         42,145,949
    Cel-Cat Fabrica Nacional de Conductores       Electronic Components &
     Electricos SA                                Instruments........................                12,101            216,249
 +* Compta-Equipamentos e Servicos de
     Informatica SA                               Business & Public Services.........               150,000          1,551,225
    Espirito Santo Financial Holding SA, ADR      Banking............................               894,200         17,772,225
    Portucel Industrial Empresa Product de
     Celulose SA                                  Forest Products & Paper............               729,000          5,405,676
    Portugal Telecom SA                           Telecommunications.................                16,000            645,491
    Sociedade Portuguesa de Celulose SA           Forest Products & Paper............               110,940          3,315,782
                                                                                                                --------------
                                                                                                                   191,059,957
                                                                                                                --------------
RUSSIA  2.0%
 *  Aeroflot                                      Transportation.....................                32,900          4,606,000
 *  Chernogorneft                                 Energy Sources.....................                17,000            179,775
    GUM Trade House                               Merchandising......................                51,000          2,065,500
    Irkutskenergo                                 Utilities Electrical & Gas.........            17,734,000          6,029,560
 *  Kamaz                                         Automobiles........................             1,108,792          2,383,903
    Krasnoyarsk Aluminum Plant                    Metals & Mining....................                64,192            641,920
 *  Lukoil Holdings., pfd.                        Energy Sources.....................               399,000          5,027,400
 *  Lukoil-Holdings                               Energy Sources.....................               630,000         12,366,900
 *  Megionneftegaz                                Multi-Industry.....................               330,000          2,366,100
 *  Mosenergo                                     Utilities Electrical & Gas.........             4,454,000          6,240,054
 *  Norilsk Nickel                                Metals & Mining....................               519,800          4,912,110
 *  Norilsk Nickel, pfd.                          Metals & Mining....................                20,000            111,000
 *  Novolipetsk Mettallurgy                       Multi-Industry.....................                 8,000            600,000
 *  Novorosissk Sea Shipping                      Transportation.....................             1,630,000            440,100
 *  Noyabrskneftegaz                              Multi-Industry.....................               170,930          1,884,503
 *  Primorsk Shipping                             Transportation.....................               150,850            618,485
 *  Purneftegaz                                   Energy Sources.....................               272,000          1,536,800
    Rao Gazprom, ADR, 144a                        Energy Sources.....................               107,000          1,827,025
 *  Red October                                   Food & Household Products..........                 6,000            141,300
    Rostelekom                                    Telecommunications.................             4,231,000         16,416,280
 *  Rostelekom, pfd.                              Telecommunications.................             3,414,900          8,468,952
 *  Saint Petersburg City Telephone Net, pfd.     Telecommunications.................               406,000            358,092
 *  St. Petersburg Intercity International
     Telephone                                    Telecommunications.................               137,910            399,939
 *  St. Petersburg MMT, prf.                      Telecommunications.................               199,000            362,180
 *  Unified Energy System                         Utilities Electrical & Gas.........            50,060,000         18,116,714
 *  Unified Energy System, prf.                   Utilities Electrical & Gas.........             1,160,000            258,680
 *  Uralmash Zavody                               Machinery & Engineering............                51,500            423,588
                                                                                                                --------------
                                                                                                                    98,782,860
                                                                                                                --------------
SINGAPORE  2.0%
    Acer Computer International Ltd.              Electrical & Electronics...........             1,563,000          2,875,920
 *  Acer Computer International Ltd., wts.        Electrical & Electronics...........               176,200            101,315
    Acma Ltd., fgn.                               Electrical & Electronics...........               730,400          1,256,756

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
 *  Acma Ltd., fgn., wts.                         Electrical & Electronics...........               182,600     $       91,958
    British American Tobacco Ltd.                 Beverages & Tobacco................               119,000            482,759
 *  Chemical Industries (Far East) Ltd.           Chemicals..........................               483,000          1,064,174
    First Capital Corp. Ltd.                      Real Estate........................             1,762,000          4,584,626
    First Capital Corp. Ltd., fgn.                Real Estate........................             2,694,000          7,009,638
    G P Batteries International Ltd.              Electrical & Electronics...........                37,000            110,247
 *  GP Batteries International Ltd., wts.         Electrical & Electronics...........                 9,250             14,106
    Hai Sun Hup Group Ltd.                        Transportation.....................            10,791,000          7,774,169
 *  Hai Sun Hup Group Ltd., wts                   Transportation.....................             2,436,300            647,544
    Hinds Hotels International Ltd.               Leisure & Tourism..................               295,000            528,223
    Hinds Hotels International Ltd., fgn.         Leisure & Tourism..................               417,000            746,674
    Hour Glass Ltd.                               Merchandising......................             1,436,000          1,124,935
    Inchcape Bhd., fgn.                           Wholesale & International Trade....             2,641,000          9,513,290
    Isetan (Singapore) Ltd., fgn.                 Merchandising......................               218,500            495,167
    Jaya Holdings Ltd.                            Transportation.....................             2,314,000          1,561,873
    Jaya Holdings Ltd., 3.00%, conv., 8/31/98     Transportation.....................               508,800 **         371,893
 *  Jaya Holdings Ltd., warrants expire 8/31/98   Transportation.....................                89,071             20,871
 *  Jaya Holdings Ltd., warrants expire 10/09/99  Transportation.....................               164,760             61,366
    Jurong Shipyard, fgn                          Machinery & Engineering............             3,432,000         14,883,122
    MCL Land Ltd.                                 Real Estate........................             3,405,000          5,168,112
    Natsteel Ltd., fgn.                           Metals & Mining....................             2,301,000          5,858,320
    Natsteel Ltd., loc.                           Metals & Mining....................             1,260,000          3,207,946
    Osprey Maritime Ltd.                          Transportation.....................               851,500          1,113,734
 *  Osprey Maritime Ltd., rts.                    Transportation.....................               851,500            250,143
 *  Osprey Maritime Ltd., rts., pfd.              Transportation.....................               459,810                 32
    Prima Ltd.                                    Food & Household Products..........               947,000          3,219,151
    Resources Development Corp. Ltd.              Building Materials & Components....               232,500            569,175
    Robinson & Co. Ltd.                           Merchandising......................               120,000            625,306
    Sembawang Corp. Ltd.                          Multi-Industry.....................             3,734,000         16,976,289
    Singapore Bus Service (1978) Ltd., fgn.       Transportation.....................               271,200          1,299,377
 *  TIBS Holdings Ltd.                            Transportation.....................               788,800          1,070,345
 *  TIBS Holdings Ltd., wts.                      Transportation.....................                   640                224
    United Industrial Corp.                       Real Estate........................             1,351,000          1,020,550
    United Industrial Corporation Ltd., fgn.      Real Estate........................             7,835,000          5,918,584
    WBL Corp. Ltd.                                Multi-Industry.....................               359,000          1,084,759
                                                                                                                --------------
                                                                                                                   102,702,673
                                                                                                                --------------
SLOVAK REPUBLIC  0.2%
 *  Nafta Gbely AS                                Utilities Electrical & Gas.........               150,454          4,922,501
 *  Slovakofarma AS                               Health & Personal Care.............                   617             69,736
    Slovnaft AS                                   Chemicals..........................               247,604          6,112,588
    Vychodoslovenske Zeleziarne AS                Metals & Mining....................                24,100            451,593
                                                                                                                --------------
                                                                                                                    11,556,418
                                                                                                                --------------
SOUTH AFRICA  2.4%
    Aeci Ltd.                                     Chemicals..........................               118,000            702,226
    Alpha Ltd.                                    Building Materials & Components....               145,700          2,512,899

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
SOUTH AFRICA (CONT.)
    Anglo American Industrial Corp. Ltd.          Multi-Industry.....................               102,372     $    4,490,198
    Anglo American Platinum Corp. Ltd.            Metals & Mining....................                78,197            646,327
    Anglovaal Industried Ltd.                     Multi-Industry.....................               878,266          3,213,404
    BTR Dunlop Ltd.                               Industrial Components..............             1,880,100          1,864,767
    CG Smith Ltd.                                 Multi-Industry.....................             1,865,000         10,399,934
    Del Monte Royal Foods Ltd                     Food & Household Products..........             7,969,350          4,127,832
    Edgars Stores                                 Textiles & Apparel.................               121,700          3,178,631
    Engen Ltd.                                    Energy Sources.....................             2,862,652         14,291,177
    First National Bank Holdings Ltd.             Banking............................               628,600          5,403,438
    Foodcorp Ltd.                                 Food & Household Products..........                56,333            428,364
    Kersaf Investments Ltd.                       Leisure & Tourism..................               154,700          1,075,774
    Malbak Ltd.                                   Multi-Industry.....................               413,100            655,570
    McCarthy Retail Ltd.                          Appliances & Household Durables....             1,537,700          4,406,017
    McCarthy Retail Ltd., zero, conv., 9/30/03    Appliances & Household Durables....               223,000 **         641,426
    Nedcor Ltd.                                   Banking............................               111,260          2,464,543
    Palabora Mining Co. Ltd.                      Metals & Mining....................               308,000          5,702,447
    Polifin Ltd.                                  Chemicals..........................               293,010            548,950
    Potgietersrust Platinums Ltd.                 Metals & Mining....................               155,582          1,174,495
 *  Rainbow Chicken Ltd.                          Food & Household Products..........               911,736            182,870
    Rainbow Chicken Ltd., conv., pfd.             Food & Household Products..........             2,034,960            403,673
    Rembrandt Group Ltd.                          Multi-Industry.....................               365,770          3,901,977
    Reunert Ltd.                                  Electrical & Electronics...........               589,600          2,020,780
    Sappi Ltd.                                    Forest Products & Paper............             1,632,379         14,751,496
    Sasol Ltd.                                    Energy Sources.....................                   123              1,613
    Sentrachem Ltd.                               Chemicals..........................             2,837,500          5,003,306
    South African Breweries Ltd.                  Beverages & Tobacco................               363,000         11,141,228
    South African Iron & Steel Industrial Corp.
     Ltd.                                         Metals & Mining....................            21,223,105         14,033,351
    Sun International Ltd.                        Leisure & Tourism..................             4,673,842          2,637,213
    Toyota South Africa Limited                   Automobiles........................                 2,000             12,652
    Voltex Holdings Ltd.                          Electrical & Electronics...........               495,600            279,642
                                                                                                                --------------
                                                                                                                   122,298,220
                                                                                                                --------------
SOUTH KOREA  2.0%
    Asia Cement Co. Ltd.                          Building Materials & Components....                57,380          1,873,896
    Boram Bank Co. Ltd.                           Banking............................             1,095,857          7,219,328
    BYC Co. Ltd.                                  Textiles & Apparel.................                10,550          1,087,078
    Central Banking Corp.                         Financial Services.................               407,993          6,156,651
    Cho Hung Bank Co. Ltd., GDR                   Banking............................               219,200          1,572,760
    Cho Hung Bank, GDR 144a                       Banking............................             1,300,000          9,327,500
    Choil Aluminium Mfg. Co. Ltd.                 Metals & Mining....................                63,326          1,212,322
    Dae Duck Electronics Co. Ltd.                 Electrical & Electronics...........                45,882          2,893,459
    Daegu Bank Co. Ltd.                           Banking............................             1,211,115         10,381,356
    Daehan Synthetic Fiber Co. Ltd.               Textiles & Apparel.................                 1,000            101,239
    Dongkuk Steel Mill Co. Ltd.                   Metals & Mining....................               190,000          4,343,468
    Hae In Corp. Ltd.                             Merchandising......................                25,548          1,409,743
    Hana Bank, GDR                                Banking............................               604,814          8,739,563
    Hankook Cosmetics Co. Ltd.                    Health & Personal Care.............                52,400          1,410,315

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
SOUTH KOREA (CONT.)
    Korea First Bank                              Banking............................             1,896,940     $    7,903,917
    Korea Kumho Petrochemical                     Chemicals..........................               756,100          5,245,018
    Kyong Nam Bank                                Banking............................               509,670          5,486,070
    Kyung Dong Boiler Co Ltd                      Energy Equipment & Services........                36,029          1,192,852
    Moon Bae Steel Co. Ltd.                       Metals & Mining....................                15,480            495,081
    Samsung Display Devices (L) Ltd               Electrical & Electronics...........                27,430          1,513,013
    Samsung Electronics Co. Ltd.                  Multi-Industry.....................                   406             45,046
 *  Samsung Heavy Industries Co. Ltd.             Machinery & Engineering............               113,000          1,191,081
 *  Shinsung Industrial Co. Ltd., rts.            Electrical & Electronics...........                 8,059             39,024
    Shinsung Industries Co. Ltd.                  Electrical & Electronics...........                40,000          1,103,604
    Ssangyong Oil Refining Co Ltd                 Energy Equipment & Services........               731,540         14,828,514
    Tong Yang Merchant Bank                       Financial Services.................               430,715          4,462,366
                                                                                                                --------------
                                                                                                                   101,234,264
                                                                                                                --------------
SPAIN  0.5%
    Bankinter SA                                  Banking............................                56,900         10,040,041
    Telefonica de Espana SA                       Telecommunications.................               479,424         13,860,511
                                                                                                                --------------
                                                                                                                    23,900,552
                                                                                                                --------------
SRI LANKA  0.0%
    Aitken Spence & Co. Ltd.                      Multi-Industry.....................               150,000            474,440
    Associated Motorways Ltd.                     Automobiles........................               140,178             87,476
 *  Ceylon Holiday Resorts Ltd.                   Leisure & Tourism..................                84,600             63,642
    Colombo Dock Yard Ltd.                        Transportation.....................                40,000             16,071
    Lanka Orix Leasing Co. Ltd.                   Financial Services.................                   819              3,501
    National Develpoment Bank of Sri Lanka        Banking............................               140,000            622,329
    United Motor Lanka Ltd.                       Automobiles........................               341,808            309,725
                                                                                                                --------------
                                                                                                                     1,577,184
                                                                                                                --------------
THAILAND  4.9%
    American Standard Sanitaryware (THB) Public
     Co. Ltd., fgn                                Building Materials & Components....               362,200          1,943,478
    Asia Credit Public Co. Ltd., fgn.             Financial Services.................               134,600            342,930
    Asia Credit Public Co. Ltd., loc.             Financial Services.................             1,001,400          2,106,786
 *  Asia Fibre Public Co. Ltd., fgn.              Textiles & Apparel.................               943,500            225,814
    Ayudhya Insurance Public Co. Ltd.             Insurance..........................                 4,700             35,379
    Ayudhya Insurance Public Co. Ltd., fgn.       Insurance..........................               280,800          2,167,921
    Bangkok Bank Public Co. Ltd.                  Banking............................             7,529,512         37,494,964
    Bangkok Bank Public Co. Ltd., fgn.            Banking............................               160,596          1,103,497
    Bangkok Insurance                             Insurance..........................                52,100            671,739
    Bangkok Insurance, fgn.                       Insurance..........................                 8,000            139,741
    Bangkok Land Public Co. Ltd., fgn.            Real Estate........................             1,057,400            755,140
    Bank of Ayudhya Public Co. Ltd.               Banking............................               284,000            438,525
    Bank of Ayudhya Public Co. Ltd., fgn.         Banking............................             5,258,800          8,221,633
    Charoen Pokphand Feedmill Public Co. Ltd.     Food & Household Products..........               970,400          1,910,457
 *  Chareon Pokphand Feedmill Public Co. Ltd.,
     fgn.                                         Food & Household Products..........             1,245,500          3,077,089
    First Bangkok City Bank Public Co. Ltd.,
     fgn.                                         Banking............................             7,341,000          5,880,168

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
    Hana Microelectronics Co. Ltd.                Electrical & Electronics...........               319,000     $    1,490,021
    Hana Microelectronics Co. Ltd., fgn.          Electrical & Electronics...........               409,500          2,197,279
    Hua Thai Manufacturing Public Co. Ltd.        Textiles & Apparel.................               175,000            297,240
    Industrial Finance Corp. of Thailand, fgn.    Banking............................             6,575,800          8,376,815
    Jasmine International Public Co. Ltd.         Telecommunications.................             3,610,200          3,344,713
    Jasmine International Public Co. Ltd., fgn.   Telecommunications.................             1,130,000          1,003,281
 *  Karat Sanitaryware Public Co. Ltd., fgn.      Building Materials & Components....               370,950            186,155
    Kian Gwan (Thailand) Public Co. Ltd., fgn.    Real Estate........................                96,000            244,586
 *  Land and House Public Co. Ltd.                Multi-Industry.....................             2,070,500          3,287,954
 *  Land and House Public Co. Ltd., fgn.          Multi-Industry.....................             2,682,800          5,592,403
    Phatra Thanakit Public Co. Ltd.               Multi-Industry.....................             4,463,000          4,565,509
    Phatra Thanakit Public Co. Ltd., fgn.         Multi-Industry.....................             3,343,400          4,130,044
    Regional Container Lines Public Co. Ltd.,
     fgn.                                         Transportation.....................               379,700          2,257,240
 *  Royal Ceramic Industry Public Co. Ltd., fgn.  Building Materials & Components....                13,900              2,146
    Saha Pathanapibul Public Co Ltd., fgn.        Food & Household Products..........               284,500            505,192
    Saha Union Public Co. Ltd.                    Multi-Industry.....................             7,287,870          4,571,623
    Saha Union Public Co. Ltd., fgn.              Multi-Industry.....................             2,314,410          1,697,502
    Sanyo Universal Electric Public Co. Ltd.      Appliances & Household Durables....               499,500            433,845
    Sanyo Universal Electric Public Co Ltd.,
     fgn.                                         Appliances & Household Durables....               949,700            824,870
    Serm Suk Public Co. Ltd.                      Food & Household Products..........               359,500          4,440,842
    Siam Cement Public Co. Ltd. (The)             Building Materials & Components....               102,200          1,522,841
    Siam Cement Public Co. Ltd. (The), fgn.       Building Materials & Components....               946,000         16,360,085
    Siam City Bank Public Co. Ltd., fgn.          Banking............................            16,413,000          9,662,160
    Siam Commercial Bank Ltd., fgn.               Banking............................               783,400          3,205,574
    Siam Commercial Bank Ltd., loc.               Banking............................             1,993,300          7,463,814
 +* Sino-Thai Engineering & Construction Public
     Co.                                          Construction & Housing.............             1,289,700          3,584,574
    Textile Prestige Public Co. Ltd., fgn.        Textiles & Apparel.................                99,000            118,471
 *  Thai Airways International Public Co. Ltd.    Transportation.....................             5,554,100          8,147,300
    Thai Asahi Glass Public Co. Ltd.              Building Materials & Components....                40,700             24,352
    Thai Asahi Glass Public Co. Ltd., fgn.        Building Materials & Components....                32,000             19,147
    Thai Farmers Bank Public Co. Ltd.             Banking............................            13,866,900         42,556,207
    Thai Farmers Bank Public Co. Ltd., fgn.       Banking............................               517,500          2,197,452
    Thai Investments and Securities Ltd.          Financial Services.................             1,842,500          3,769,639
    Thai Military Bank Ltd., fgn.                 Banking............................             5,925,900          6,633,897
    Thai Petrochemical Industry Public Co. Ltd.,
     fgn.                                         Chemicals..........................             3,942,840          2,473,312
    Thai Rayon Public Co. Ltd.                    Textiles & Apparel.................                43,700             92,781
    Thai Rayon Public Co. Ltd., fgn.              Textiles & Apparel.................                11,400             24,534
 *  Thai Telephone & Telecommunication
     Public Co. Ltd.                              Telecommunications.................             2,263,700            939,385
    Thai Wacoal Public Co. Ltd.                   Textiles & Apparel.................               140,700            467,099
    Thai Wacoal Public Co. Ltd., fgn.             Textiles & Apparel.................               148,800            493,990
    Thai Wah Public Co. Ltd., fgn.                Multi-Industry.....................               208,900             80,641
    Tipco Asphalt Public Co. Ltd.                 Building Materials & Components....               421,000          2,193,978
    Tipco Asphalt Public Co. Ltd., fgn, (TASCO)   Building Materials & Components....               628,000          3,272,727
    Total Access Communication Public Co. Ltd.    Telecommunications.................               825,000          3,828,000

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
    United Communications Industry Public
     Co. Ltd., loc.                               Multi-Industry.....................             2,547,000     $ 10,520,324 \
    United Motor Works (Siam) Public Co. Ltd.     Machinery & Engineering............                30,400             36,086
    United Standard Terminal Public Co. Ltd.,
     fgn.                                         Wholesale & International Trade....               155,600            249,272
                                                                                                                --------------
                                                                                                                   245,902,163
                                                                                                                --------------
TURKEY  4.8%
    Akbank                                        Banking............................           960,953,434         82,491,836
    Akcansa Cimento                               Building Materials & Components....            23,707,621          3,272,218
    Aksigorta AS                                  Insurance..........................            32,286,000          2,043,349
 *  Alarko Gayrimenkul Yatirim Ortakigi AS        Real Estate........................            11,637,000            493,608
    Alarko Sanayii ve Ticaret SA                  Appliances & Household Durables....             3,840,000            458,913
    Alcatel Teletas Endustri Tic AS               Telecommunications.................            45,325,000          8,392,055
 *  Anadolu Anonim Turk Sigorta Sirketi           Insurance..........................            17,453,000            470,035
 *  Anadolu Anonim Turk Sigorta Sirketi, new      Insurance..........................            17,364,000            467,638
    Arcelik AS                                    Appliances & Household Durables....           256,786,196         34,578,152
    Bagfas                                        Chemicals..........................             4,971,000          1,188,154
    Beko Elektronik AS                            Appliances & Household Durables....            82,625,484          6,675,683
    Borusan AS                                    Industrial Components..............            15,548,000            942,144
    Celik Halat ve Sanayii ve Ticaret AS          Building Materials & Components....             8,584,170            262,972
    Cimentas Izmir Cimento Fabrikasi Turk AS      Building Materials & Components....            16,488,253          2,192,513
    Cimsa Cimento Sanayi ve Ticaret AS            Building Materials & Components....            39,069,000          5,260,933
    Erciyas Biracilik                             Food & Household Products..........           106,426,000         12,718,802
    Eregli Demir ve Celik Fabrikalari AS          Metals & Mining....................           139,943,750         23,319,981
    Finansbank                                    Banking............................           233,194,154          2,669,113
    Goodyear Lastikleri TAS,                      Industrial Components..............                37,000             13,452
    Izocam Ticaret ve Sanayii AS, br.             Building Materials & Components....            30,908,478          1,061,325
    Kartonsan                                     Forest Products & Paper............            77,621,250          5,618,101
    Koc Holding AS                                Multi-Industry.....................            14,898,332          3,510,800
    Koc Yatirim ve Sanayii Mamullesi Pazarlanca
     AS                                           Multi-Industry.....................            36,898,143          9,812,961
    Marshall Boya ve Vernik Sanayii AS            Industrial Components..............            12,978,392          1,616,565
 *  Netas Northern Electric Telekomunic Asyon AS  Electrical & Electronics...........             6,883,000          1,900,037
    Petkim Petrokimya Holding AS                  Chemicals..........................             5,454,000          1,872,776
    Sasa Suni Ve Sentetik Elyaf Sanayi AS         Chemicals..........................             7,000,000            320,485
    Tat Konserve Sanayii AS                       Food & Household Products..........            37,479,343          2,775,780
    Tekstil Bankasi AS, br.                       Banking............................               365,032              5,038
    Tofas Turk Otomobil Fabrikasi AS              Automobiles........................           154,616,475          7,495,236
    Turk Demir Dokum, br.                         Appliances & Household Durables....            44,423,303          2,243,224
    Turkiye Garanti Bankasi AS                    Banking............................           359,909,663         13,570,039
    Vakif Finansal Kiralama AS                    Financial Services.................            16,152,092            252,844
 *  Vakif Finansal Kiralama AS, new               Financial Services.................            24,228,137            240,609
                                                                                                                --------------
                                                                                                                   240,207,371
                                                                                                                --------------
VENEZUELA  3.6%
    Banco Provincial SAICA                        Banking............................               127,154            258,851
    Ceramica Carabobo CA, A                       Building Materials & Components....               420,640            457,964
    Ceramica Carabobo CA, A, ADR                  Building Materials & Components....               416,421            453,371

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
VENEZUELA (CONT.)
    Ceramica Carabobo CA, B                       Building Materials & Components....             2,822,831     $    3,015,318
 *  Consolidada Carabobo, A                       Building Materials & Components....             5,131,334            300,414
 *  Consolidada Carabobo, B                       Building Materials & Components....            26,429,743          1,506,610
 +  Electricidad de Caracas                       Utilities Electrical & Gas.........            87,508,315        140,204,211
    H.L. Boulton & Co. SA                         Multi-Industry.....................             7,964,847            625,826
    Industrias Ventane                            Utilities Electrical & Gas.........             3,960,414          2,806,756
    Inmuebles Y Valores Caracas SA                Building Materials & Components....             1,015,000             10,696
 *  Manufacturera de Aparatos Domesticos SA       Appliances & Household Durables....               527,478            563,446
    Mavesa SA, ADR                                Food & Household Products..........             1,541,899         15,611,727
    Siderurgica Venezolana Sivensa Saica Svs.     Metals & Mining....................               300,000            155,298
    Siderurgica Venezolana Sivensa Saica Svs.,
     ADR                                          Metals & Mining....................               699,270          3,619,849
    Siderurgica Venezolana Sivensa Saica Svs.,
     ADR, B, new                                  Metals & Mining....................                66,298            306,428
    Venezolana de Cementos Vencemos, #1           Building Materials & Components....             2,402,365          8,142,690
    Venezolana de Cementos Vencemos, #2           Building Materials & Components....               277,978            896,510
                                                                                                                --------------
                                                                                                                   178,935,965
                                                                                                                --------------
ZIMBABWE  0.1%
    Delta Corp.                                   Multi-Industry.....................                42,258             64,841
    Meikles Africa Ltd.                           Multi-Industry.....................               300,000            738,000
    Ta Holdings                                   Multi-Industry.....................                50,000              9,426
    Zimbabwe Sun Ltd.                             Multi-Industry.....................             9,676,800          3,605,997
                                                                                                                --------------
                                                                                                                     4,418,264
                                                                                                                --------------
        TOTAL LONG TERM SECURITIES (COST $3,235,694,104).............................                            4,302,480,546
                                                                                                                ==============
    SHORT TERM OBLIGATIONS (COST $702,462,073)  14.0%
    U. S. Treasury Bills, 4.68% to 5.14% with maturities to 9/25/97..................       U.S.707,642,000        702,429,377
                                                                                                                --------------
        TOTAL INVESTMENTS (COST $3,938,156,177)  99.7%...............................                            5,004,909,923
        OTHER ASSETS, LESS LIABILITIES  0.3%.........................................                               15,854,384
                                                                                                                --------------
        TOTAL NET ASSETS  100.0%.....................................................                           $5,020,764,307
                                                                                                                ==============

 *Non-income producing.
**Principal amount in currency of countries indicated.
 +The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1997 were $169,463,117.

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

Assets:
 Investments in securities, at value (identified cost $3,938,156,177)...............  $5,004,909,923
 Cash...............................................................................       4,040,158
 Receivables:
  Investment securities sold........................................................      10,801,712
  Fund shares sold..................................................................      27,115,709
  Dividends and interest............................................................      20,729,879
                                                                                      --------------
     Total assets...................................................................   5,067,597,381
                                                                                      --------------
Liabilities:
 Payables:
  Investment securities purchased...................................................      29,094,405
  Fund shares redeemed..............................................................       4,595,284
 Accrued expenses...................................................................      13,143,385
                                                                                      --------------
     Total liabilities..............................................................      46,833,074
                                                                                      --------------
Net assets, at value................................................................  $5,020,764,307
                                                                                      ==============
Net assets consist of:
 Undistributed net investment income................................................  $   33,058,043
 Net unrealized appreciation........................................................   1,066,753,746
 Accumulated net realized gain......................................................      94,120,274
 Net capital paid in on shares of beneficial interest...............................   3,826,832,244
                                                                                      --------------
Net assets, at value................................................................  $5,020,764,307
                                                                                      ==============
CLASS I
 Net asset value per share ($4,554,866,783 / 247,456,085 shares outstanding)...............  $18.41
                                                                                             ======
 Maximum offering price ($18.41 / 94.25%)..................................................  $19.53
                                                                                             ======
CLASS II
 Net asset value per share ($430,083,169 / 23,654,823 shares outstanding)..................  $18.18
                                                                                             ======
 Maximum offering price ($18.18 / 99.00%)..................................................  $18.36
                                                                                             ======
ADVISOR CLASS
 Net asset value per share ($35,814,355 / 1,943,566 shares outstanding)....................  $18.43
                                                                                             ======

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

Investment income:
 (net of $3,618,669 foreign taxes withheld)
 Dividends...........................................................   $ 64,913,814
 Interest............................................................     14,422,487
                                                                        ------------
     Total income....................................................                      $ 79,336,301
Expenses:
 Management fees (Note 3)............................................     26,462,586
 Administrative fees (Note 3)........................................      1,872,892
 Distribution fees (Note 3)
       Class I.......................................................      5,374,256
       Class II......................................................      1,605,521
 Transfer agent fees (Note 3)........................................      2,981,000
 Custodian fees......................................................      4,541,079
 Reports to shareholders.............................................        448,000
 Audit fees..........................................................         30,000
 Legal fees (Note 3).................................................         82,000
 Registration and filing fees........................................        133,400
 Trustees' fees and expenses.........................................         65,000
                                                                        ------------
     Total expenses..................................................                        43,595,734
                                                                                           ------------
     Net investment income...........................................                        35,740,567
Realized and unrealized gain (loss):
 Net realized gain (loss) on:
  Investments........................................................     96,953,946
  Foreign currency transactions......................................       (855,569)
                                                                        ------------
                                                                          96,098,377

 Net unrealized appreciation on investments:.........................    637,437,851
                                                                        ------------
Net realized and unrealized gain.....................................                       733,536,228
                                                                                           ------------
Net increase in net assets resulting from operations.................                      $769,276,795
                                                                                           ============

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 1997            YEAR ENDED
                                                                      (UNAUDITED)          DECEMBER 31, 1996
                                                                    ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income..........................................    $    35,740,567        $    33,756,926
  Net realized gain on investment and foreign currency
    transaction..................................................         96,098,377             84,667,850
  Net unrealized appreciation....................................        637,437,851            446,213,767
                                                                    ----------------------------------------
    Net increase in net assets resulting from operations.........        769,276,795            564,638,543
Distributions to shareholders:
 From net investment income
  Class I........................................................         (1,077,487)           (34,428,429)
  Class II.......................................................            (81,938)            (1,401,202)
  Advisor Class..................................................             (6,151)                    --
 Amount in excess of net investment income
  Class I........................................................                 --             (1,420,492)
  Class II.......................................................                 --                (96,456)
 From net realized gain
  Class I........................................................        (17,938,462)           (69,400,180)
  Class II.......................................................         (1,400,804)            (4,469,289)
  Advisor Class..................................................            (98,419)                    --
Capital share transactions (Note 2)
  Class I........................................................        555,179,384            723,963,075
  Class II.......................................................        148,229,301            169,320,035
  Advisor Class..................................................         33,300,426                     --
                                                                    ----------------------------------------
    Net increase in net assets...................................      1,485,382,645          1,346,705,605
Net assets:
 Beginning of period.............................................      3,535,381,662          2,188,676,057
                                                                    ----------------------------------------
 End of period...................................................    $ 5,020,764,307        $ 3,535,381,662
                                                                    ========================================

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing in securities of issuers of countries having developing markets. The following summarizes the Fund's significant accounting policies.

a. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities at the end of the reporting period.

The Brazilian government has exercised and may continue to exercise substantial influence over the exchange of Brazilian currency. Under current Brazilian law, whenever there occurs a serious imbalance of Brazil's balance of payments or serious reasons to foresee the imminence of such an imbalance, Brazil's National Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad. Exchange control regulations may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. The Fund has investments in Brazilian companies with a value of approximately $592 million as of June 30, 1997.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses on security transactions and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

Effective January 2, 1997, the Fund offers three classes of shares: Class I, Class II and Advisor Class shares. Prior to this date, only Class I and Class II shares were offered. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class of shares, and the exchange privilege of each class.

At June 30, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED                        YEAR ENDED
                                                              JUNE 30, 1997                       DECEMBER 31, 1996
                                                       ------------------------------------------------------------------
                                                         SHARES          AMOUNT               SHARES           AMOUNT
                                                       ------------------------------------------------------------------
CLASS I
Shares sold...........................................  54,065,413    $ 917,990,942          81,183,040    $1,183,527,423
Shares issued on reinvestment of distributions........     949,077       16,286,912           6,016,317        88,975,415
Shares redeemed....................................... (22,422,928)    (379,098,470)        (37,415,543)     (548,539,761)
                                                       ------------------------------------------------------------------
Net increase..........................................  32,591,562    $ 555,179,384          49,783,814      $723,963,075
                                                       ==================================================================

                                                             SIX MONTHS ENDED                        YEAR ENDED
                                                              JUNE 30, 1997                       DECEMBER 31, 1996
                                                       ------------------------------------------------------------------
                                                         SHARES          AMOUNT               SHARES           AMOUNT
                                                       ------------------------------------------------------------------
CLASS II
Shares sold...........................................   9,708,103    $ 163,196,624          12,543,242      $181,957,609
Shares issued on reinvestment of distributions........      71,557        1,214,119             328,438         4,824,061
Shares redeemed.......................................    (970,047)     (16,181,442)         (1,194,443)      (17,461,635)
                                                        -----------------------------------------------------------------
Net increase..........................................   8,809,613    $ 148,229,301          11,677,237      $169,320,035
                                                        =================================================================

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                                              FOR THE PERIOD
                                                                                             JANUARY 2, 1997
                                                                                                 THROUGH
                                                                                              JUNE 30, 1997
                                                                                       ----------------------------
                                                                                         SHARES          AMOUNT
                                                                                       ----------------------------
ADVISOR CLASS
Shares sold...........................................................................   2,029,769      $34,771,508
Shares issued on reinvestment of distributions........................................       6,101          104,577
Shares redeemed.......................................................................     (92,304)      (1,575,659)
                                                                                       ----------------------------
Net increase..........................................................................   1,943,566      $33,300,426
                                                                                       ============================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the fund. The Fund pays an administrative fee to FTSI based on the Fund's aggregate average net assets as follows: 0.15% per annum on the first $200 million, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% in excess of $1.2 billion.

The Fund reimburses FTD up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 1997 there were no unreimbursed expenses.

FTD received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the period of $1,157,409 and $67,543, respectively.

During the period ended June 30, 1997, legal fees of $82,000 were paid to a law firm in which an officer of the Fund is a partner.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1997 aggregated $701,559,136 and $351,852,244, respectively.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,939,070,622 was as follows:

               Unrealized appreciation...........................................  $1,391,797,139
               Unrealized depreciation...........................................    (325,957,838)
                                                                                   --------------
               Net unrealized appreciation.......................................  $1,065,839,301
                                                                                   ==============

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH                        Franklin Templeton High Income     Fund Allocator Series                FRANKLIN STATE-SPECIFIC
Franklin Global Health Care Fund      Currency Fund                     Franklin Templeton Conservative      FUNDS SEEKING
Franklin Templeton Japan Fund        Templeton Americas Government       Target Fund                         TAX-FREE INCOME
Templeton Developing                  Securities Fund                   Franklin Templeton Moderate          Alabama
 Markets Trust                                                           Target Fund                         Arizona*
Templeton Foreign Fund               GROWTH                             Franklin Templeton Growth            Arkansas**
Templeton Foreign Smaller            Franklin Blue Chip Fund             Target Fund                         California*
 Companies Fund                      Franklin California Growth Fund                                         Colorado
Templeton Global                     Franklin DynaTech Fund             INCOME                               Connecticut
 Infrastructure Fund                 Franklin Equity Fund               Franklin Adjustable Rate             Florida*
Templeton Global                     Franklin Gold Fund                  Securities Fund                     Georgia
 Opportunities Trust                 Franklin Growth Fund               Franklin Adjustable U.S.             Hawaii**
Templeton Global                     Franklin MidCap Growth Fund         Government Securities Fund          Indiana
 Real Estate Fund                    Franklin Small Cap                 Franklin's AGE High Income Fund      Kentucky
Templeton Global                      Growth Fund                       Franklin Investment Grade            Louisiana
 Smaller Companies Fund              Mutual Discovery Fund               Income Fund                         Maryland
Templeton Greater European Fund                                         Franklin Short-Intermediate          Massachusetts***
Templeton Growth Fund                GROWTH AND INCOME                   U.S. Government Securities Fund     Michigan*
Templeton Latin America Fund         Franklin Asset Allocation Fund     Franklin U.S. Government             Minnesota***
Templeton Pacific Growth Fund        Franklin Balance Sheet              Securities Fund                     Missouri
Templeton World Fund                  Investment Fund                   Franklin Money Fund                  New Jersey
                                     Franklin Convertible               Franklin Federal Money Fund          New York*
GLOBAL GROWTH AND INCOME              Securities Fund                                                        North Carolina
Franklin Global Utilities Fund       Franklin Equity Income Fund                                             Ohio***
Franklin Templeton German            Franklin Income Fund               For Corporations                     Oregon
 Government Bond Fund                Franklin MicroCap Value Fund       Franklin Corporate Qualified         Pennsylvania
Franklin Templeton Global            Franklin Natural Resources Fund     Dividend Fund                       Tennessee**
 Currency Fund                       Franklin Real Estate                                                    Texas
Mutual European Fund                  Securities Fund                   FRANKLIN FUNDS SEEKING               Virginia
Templeton Global Bond Fund           Franklin Rising Dividends Fund     TAX-FREE INCOME                      Washington**
Templeton Growth and                 Franklin Strategic Income Fund     Federal Intermediate-Term
 Income Fund                         Franklin Utilities Fund             Tax-Free Income Fund                VARIABLE ANNUITIES+
                                     Franklin Value Fund                Federal Tax-Free Income Fund         Franklin Valuemark(R)
GLOBAL INCOME                        Mutual Beacon Fund                 High Yield Tax-Free Income Fund      Franklin Templeton
Franklin Global Government           Mutual Qualified Fund              Insured Tax-Free Income Fund          Valuemark Income Plus
 Income Fund                         Mutual Shares Fund                 Puerto Rico Tax-Free                  (an immediate annuity)
Franklin Templeton Hard              Templeton American Trust, Inc.      Income Fund
 Currency Fund                                                          Tax-Exempt Money Fund


*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

+ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.


                                                                    02/97.1

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
700 Central Avenue
St. Petersburg, Florida 33701-3628

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton Developing Markets Trust, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

711 S97 08/97
TL711 S97                            [RECYCLING LOGO] Printed on recycled paper

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights

                                             SIX MONTHS
                                                ENDED                             YEAR ENDED DECEMBER 31
                                            JUNE 30, 1997    -----------------------------------------------------------------
                                             (UNAUDITED)        1996          1995          1994          1993         1992
                                            ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS I
(FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD)
Net asset value, beginning of period.....       $15.40         $13.01         $13.42        $15.27         $8.86      $10.02
                                            ----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income..................          .14            .16            .21           .14           .04         .08
  Net realized and unrealized gain
    (loss)...............................         2.96           2.75           (.18)        (1.44)         6.55       (1.06)
                                            ----------------------------------------------------------------------------------
Total from investment operations.........         3.10           2.91            .03         (1.30)         6.59        (.98)
                                            ----------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income...         (.01)          (.17)          (.20)         (.12)         (.05)       (.07)
  Amount in excess of net investment
    income...............................           --           (.01)            --            --            --          --
  Distributions from net realized
    gains................................         (.08)          (.34)          (.24)         (.43)         (.13)       (.11)
                                            ----------------------------------------------------------------------------------
Total distributions......................         (.09)          (.52)          (.44)         (.55)         (.18)       (.18)
                                            ----------------------------------------------------------------------------------
Change in net asset value................         3.01           2.39           (.41)        (1.85)         6.41       (1.16)
                                            ----------------------------------------------------------------------------------
Net asset value, end of period...........       $18.41         $15.40         $13.01        $13.42        $15.27       $8.86
                                            ==================================================================================
TOTAL RETURN*............................        20.14%         22.51%           .36%        (8.64)%       74.50%      (9.75)%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)..........   $4,554,867       $3,308,753    $2,147,664    $2,009,154    $1,396,392    $180,189
Ratio of expenses to average net
  assets.................................         2.01%**        2.03%          2.10%         2.11%         2.20%       2.52%
Ratio of expenses, net of reimbursement,
  to average net assets..................         2.01%**        2.03%          2.10%         2.11%         2.20%       2.25%
Ratio of net investment income to average
  net assets.............................         1.62%**        1.16%          1.66%         1.08%          .57%       1.30%
Portfolio turnover rate..................         9.51%         12.47%          9.76%        18.57%        16.01%      21.98%
Average commission rate paid (per
  share).................................        $0.0031        $0.0024

 *Total return does not reflect sales commissions. Not annualized for periods of less than one year.
**Annualized.

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                                        FOR THE PERIOD
                                                              SIX MONTHS ENDED                           MAY 1, 1995+
                                                               JUNE 30, 1997         YEAR ENDED             THROUGH
                                                                (UNAUDITED)       DECEMBER 31, 1996    DECEMBER 31, 1995
                                                              ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period.......................       $15.27               $12.95               $13.10
                                                               -----------------------------------------------------
Income from investment operations:
  Net investment income....................................          .12                  .17                  .02
  Net realized and unrealized gain.........................         2.88                 2.60                  .19
                                                               ------------------------------------------------------
Total from investment operations...........................         3.00                 2.77                  .21
                                                               ------------------------------------------------------
Distributions:
  Dividends from net investment income.....................         (.01)                (.10)                (.18)
  Amount in excess of net investment income................           --                 (.01)                  --
  Distributions from net realized gains....................         (.08)                (.34)                (.18)
                                                               ------------------------------------------------------
Total distributions........................................         (.09)                (.45)                (.36)
                                                               ------------------------------------------------------
Change in net asset value..................................         2.91                 2.32                 (.15)
                                                               ------------------------------------------------------
Net asset value, end of period.............................       $18.18               $15.27               $12.95
                                                               ======================================================
TOTAL RETURN*..............................................        18.65%               21.58%                1.70%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)............................       $430,083             $226,629             $41,012
Ratio of expenses to average net assets....................         2.73%**              2.74%                2.73%**
Ratio of net investment income to average net assets.......          .98%**               .33%                 .19%**
Portfolio turnover rate....................................         9.51%               12.47%                9.76%
Average commission rate paid (per share)...................         $.0031               $.0024

 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                                   FOR THE PERIOD
                                                                                                  JANUARY 2, 1997+
                                                                                                      THROUGH
                                                                                                   JUNE 30, 1997
                                                                                                    (UNAUDITED)
                                                                                                  ----------------
PER SHARE OPERATING PERFORMANCE - ADVISOR CLASS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period...........................................................       $15.43
                                                                                                  ------------
Income from investment operations:
  Net investment income........................................................................          .12
  Net realized and unrealized gain.............................................................         2.97
                                                                                                  ------------
Total from investment operations...............................................................         3.09
                                                                                                  ------------
Distributions:
  Dividends from net investment income.........................................................         (.01)
  Distributions from net realized gains........................................................         (.08)
                                                                                                  ------------
Total distributions............................................................................         (.09)
                                                                                                  ------------
Change in net asset value......................................................................         3.00
                                                                                                  ------------
Net asset value, end of period.................................................................       $18.43
                                                                                                  ============
TOTAL RETURN*..................................................................................        20.04%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)................................................................      $35,814
Ratio of expenses to average net assets........................................................         1.73%**
Ratio of net investment income to average net assets...........................................         2.21%**
Portfolio turnover rate........................................................................         9.51%
Average commission rate paid (per share).......................................................         $.0031

 *Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM SECURITIES  85.7%
ARGENTINA  5.0%
    Aluar Aluminio ARgentino SA, B                Misc Materials & Commodities.......                77,678     $      279,683
 +  Astra Cia Argentina de Petroleo SA            Energy Sources.....................             3,710,830          7,868,140
    Atanor Cia Nacional Para la Industria
     Quimica SA, D                                Chemicals..........................             3,507,414          5,647,784
 *  Banco Bansud SA, B                            Banking............................               139,927          2,126,283
    Banco de Galicia y Buenos Aires SA, B         Banking............................             3,817,994         25,393,469
    Banco Frances del Rio de la Plata SA          Banking............................             1,445,643         15,658,662
 *  Buenos Aires Embotelladora SA, ADR            Beverages & Tobacco................               746,000              7,460
    Capex SA, A                                   Utilities Electrical & Gas.........               123,774          1,163,650
    Central Costanera SA, B                       Utilities Electrical & Gas.........               433,769          1,496,728
    Ciadea SA                                     Automobiles........................               833,497          3,584,576
 +* Garovaglio Y Zorraquin SA                     Chemicals..........................             1,612,631          5,806,343
    Juan Minetti SA                               Building Materials & Components....               444,055          2,131,784
    Juan Minetti SA, conv.                        Building Materials & Components....               113,000            113,017
    Molinos Rio de Plata SA, B                    Food & Household Products..........             7,054,463         27,587,088
    Nobleza Piccardo Sdad Industrial Comercial y
     Financial                                    Beverages & Tobacco................               407,990          2,693,138
    Perez Companc SA, B                           Energy Sources.....................             7,636,463         61,329,998
    Quilmes Industrial SA                         Beverages & Tobacco................             1,257,500         14,618,438
    Quilmes Industrial SA, reg                    Beverages & Tobacco................               105,000          1,076,250
 *  Sevel Argentina SA, C                         Automobiles........................             1,423,892          2,905,175
    Siderar, A                                    Metals & Mining....................               367,250          1,509,624
 *  Sociedad Comercial del Plata Cadelplata Come  Multi-Industry.....................             7,156,070         23,332,288
    Transportadora de Gas del Sur SA, B           Energy Sources.....................               649,645          1,572,377
    YPF Sociedad Anonima, ADR                     Energy Sources.....................             1,312,410         40,356,608
 *  Zanella Hermanos SA                           Automobiles........................               931,434            200,288
                                                                                                                --------------
                                                                                                                   248,458,851
                                                                                                                --------------
BRAZIL  11.8%
    Aracruz Celulose SA, ADR                      Forest Products & Paper............               266,900          5,438,088
    Banco Bradesco SA                             Banking............................         1,501,078,668         14,361,721
    Banco Bradesco SA, pfd.                       Banking............................           728,000,794          7,337,150
 *  Banco do Brasil SA                            Banking............................         1,192,085,791         12,512,721
 *  Banco do Brasil SA, wts., A                   Banking............................           216,046,382            702,394
 *  Banco do Brasil SA, wts., B                   Banking............................           324,069,574            906,088
 *  Banco do Brasil SA, wts., C                   Banking............................           540,115,956          1,505,130
 *  Banco do Brazil SA, pfd.                      Banking............................           818,346,120          9,806,015
 *  Banespa-Banco do Estado de Sao Paulo SA,
     pfd.                                         Banking............................         1,140,033,850         28,073,287
    Brasmotor SA, pfd.                            Multi-Industry.....................            45,992,231         10,253,249
    Cia Vale do Rio Doce, pfd.                    Metals & Mining....................               785,141         17,364,922
    Companhia Siderurgica Nacional                Metals & Mining....................           224,956,000          7,418,084
    Confab Industrial SA, pfd.                    Industrial Components..............             1,434,340          2,384,904
    Copene-Petroquimica do Nordeste SA, A, pfd.   Chemicals..........................            34,105,550         12,640,485
    Duratex SA, pfd.                              Forest Products & Paper............           478,134,600         25,311,310
    Electrolux Do Brasil SA, pfd.                 Appliances & Household Durables....            64,682,000            102,741
    Eletrobras-Centrais Eletricas Brasileiras SA  Utilities Electrical & Gas.........            66,800,000         37,354,141
    Eletrobras-Centrais Eletricas Brasileiras
     SA, B, pfd.                                  Utilities Electrical & Gas.........           160,885,847         95,944,186
    Itausa-Investimentos Itau SA, pfd.            Multi-Industry.....................            55,824,179         51,336,155
 *  Mannesmann SA                                 Machinery & Engineering............            15,537,010          1,789,596

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
BRAZIL (CONT.)
 *  Mannesmann SA, pfd.                           Machinery & Engineering............             5,137,562     $      663,342
    Marcopolo SA, pfd.                            Automobiles........................            12,142,400          2,171,206
    Petrobras-Petroleo Brasileiro SA, pfd.        Energy Sources.....................           377,096,333        104,737,889
    Telebras-Telecomunicacoes Brasileiras SA      Telecommunications.................           738,109,194        100,101,196
    Telebras-Telecomunicacoes Brasileiras SA,
     pfd.                                         Telecommunications.................           218,936,973         33,210,169
    Unibanco-Uniao de Bancos Brasileiros SA,
     pfd.                                         Banking............................           238,662,372          8,754,612
                                                                                                                --------------
                                                                                                                   592,180,781
                                                                                                                --------------
CHILE  0.1%
    Antofagasta Holdings PLC                      Metals & Mining....................               901,550          6,883,723
                                                                                                                --------------
CHINA  1.6%
                                                  Recreation & Other Consumer
    China First Pencil Co. Ltd., B                Goods..............................               512,107            204,843
    China Southern Glass Co. Ltd., B              Building Materials & Components....             4,929,462          2,576,939
 *  Chiwan Wharf Holdings Ltd., B                 Transportation.....................            11,783,100          7,209,208
    Guangzhou Shipyard International Co. Ltd., H  Machinery & Engineering............             3,388,000            634,105
 *  Luoyang Glass Co. Ltd., H                     Misc Materials & Commodities.......             9,075,000          1,581,357
    Shandong Huaneng Power                        Utilities Electrical & Gas.........               284,000          3,053,000
 *  Shanghai Chlor-Alkali Chemical Co. Ltd., B    Chemicals..........................            12,105,300          3,462,116
 *  Shanghai Dazhong Taxi Shareholding Co. Ltd.,
     B                                            Transportation.....................             3,304,000          2,933,952
 *  Shanghai Erfangji Textile Machinery Co.
     Ltd., B                                      Machinery & Engineering............             9,647,887          1,254,225
 *  Shanghai Industrial Sewing Machine Corp.      Machinery & Engineering............             4,645,810            566,789
 *  Shanghai Jin Jiang Tower Co. Ltd., B          Leisure & Tourism..................             6,891,378          2,177,675
    Shanghai Jinqiao Export Processing Zone
     Development, B                               Real Estate........................             3,490,500          2,848,248
    Shanghai Lujiaxui Finance & Trade Zn Dev
     Stock Co Ltd, B                              Real Estate........................            17,381,910         24,856,131
 *  Shanghai Narcissus Electric Appliances Co.
     Ltd., B                                      Appliances & Household Durables....               599,950             85,193
    Shanghai New Asia Group Co. Ltd., B           Food & Household Products..........             4,148,500          2,265,081
    Shanghai Petrochemical Co. Ltd., H            Chemicals..........................            14,464,000          3,472,570
 *  Shanghai Refrigerator Compressor Co. Ltd., B  Industrial Components..............             1,905,813            914,790
 *  Shanghai Rubber Belt Co. Ltd., B              Industrial Components..............               600,480            118,895
 *  Shanghai Shangling Electric Appliance, B      Appliances & Household Durables....             3,065,060            631,402
 *  Shanghai Steel Tube Co. Ltd., B               Machinery & Engineering............             1,273,800            168,142
    Shanghai Tyre & Rubber Co. Ltd., B            Industrial Components..............             5,509,000          2,699,410
 *  Shanghai Vacuum Electron Devices Co. Ltd., B  Appliances & Household Durables....             2,324,500            464,900
                                                  Recreation & Other Consumer
 *  Shanghai Wingsung Co. Ltd., B                 Goods..............................               558,210            131,738
 *  Shanghai Yaohua Pilkington Glass, B           Building Materials & Components....             7,795,250          2,821,881
 *  Shenzhen China Bicycles Co. (Holdings) Ltd.,  Recreation & Other Consumer
     B                                            Goods..............................             1,526,400            600,922
    Shenzhen Konka Electronic Group Co. Ltd., B   Appliances & Household Durables....             1,099,520          1,630,695
    Shenzhen Properties & Resources Develop.
     (Group) Ltd., B                              Real Estate........................             1,367,156            472,936
    Shenzhen Vanke Co. Ltd., B                    Real Estate........................             8,340,810          8,106,863
 *  Tsingtao Brewey Co., H                        Beverages & Tobacco................             1,802,000            697,791
    Zhuhai Sez Lizhu Pharmaceutical Group Inc.,
     B                                            Health & Personal Care.............               158,800            105,562
                                                                                                                --------------
                                                                                                                    78,747,359
                                                                                                                --------------

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
COLOMBIA  2.0%
    Banco Ganadero SA, ADR C                      Banking............................               215,000     $    5,616,875
    Banco Industrial Colombiano SA                Banking............................             1,105,000          3,682,658
    Bavaria SA                                    Beverages & Tobacco................               697,960          5,009,190
    Cementos Argos SA                             Building Materials & Components....             2,663,018         21,357,844
    Cia Colombiana de Tabacos SA Coltabaco        Beverages & Tobacco................             2,326,715          8,106,181
    Compania Nacional de Chocolates SA            Food & Household Products..........             1,764,924         15,691,808
    Compania Suramericana de Seguros              Insurance..........................             1,423,791         36,801,931
    Promigas SA                                   Utilities Electrical & Gas.........               242,437          1,033,302
                                                                                                                --------------
                                                                                                                    97,299,789
                                                                                                                --------------
CZECH REPUBLIC  1.0%
 *  CEZ                                           Utilities Electrical & Gas.........               661,300         18,251,619
    Chemopetrol Group AS                          Chemicals..........................               259,501          9,162,719
    Elektrarny Opatovice AS                       Energy Sources.....................                20,096          2,633,773
    Komercni Banka AS                             Banking............................                 9,822            508,849
 *  Komercni Banka AS, GDR                        Banking............................                37,000            770,525
    SPT Telecom AS                                Telecommunications.................               127,740         13,393,240
 *  Tabak AS                                      Beverages & Tobacco................                10,668          2,500,210
                                                                                                                --------------
                                                                                                                    47,220,935
                                                                                                                --------------
ECUADOR  0.1%
    La Cemento Nacional CA, GDR                   Multi-Industry.....................                13,400          2,787,200
    La Cemento Nacional CA, GDR, 144a             Multi-Industry.....................                 4,510            938,080
                                                                                                                --------------
                                                                                                                     3,725,280
                                                                                                                --------------
EGYPT  0.0%
    Commercial International Bank Ltd.            Banking............................                95,650          2,000,946
                                                                                                                --------------
GHANA  0.3%
    Ashanti Goldfields Co. Ltd., GDR              Metals & Mining....................             1,135,962         13,276,556
                                                                                                                --------------
GREECE  4.1%
    Alpha Credit Bank                             Banking............................             1,069,051         72,733,311
    Alpha Leasing SA                              Financial Services.................               248,690          6,599,505
    Delta Dairy SA                                Food & Household Products..........               451,840          5,592,283
    Delta Dairy SA, pfd.                          Food & Household Products..........               151,691          1,319,724
    Elais Oleaginous Co.                          Food & Household Products..........               203,710          5,924,950
    Ergo Bank SA                                  Banking............................               422,580         25,381,566
    Etba Leasing                                  Financial Services.................               151,372          1,537,359
    Fourlis Brothers Corp. SA                     Appliances & Household Durables....               283,960          2,894,281
    Hellas Can - Container Manufacturers          Metals & Mining....................               263,490          4,867,721
    Hellenic Bottling Co. SA                      Food & Household Products..........               193,385          7,148,719
    Hellenic Telecommunications Organizations
     OTE                                          Telecommunications.................               287,310          6,745,839
    Hellenic Telecommunications Organizations
     OTE, 144A                                    Telecommunications.................               815,000         19,135,634
 *  Hellenic Telecommunications Organizations,
     rts.                                         Telecommunications.................             1,102,310            135,427
 *  Intracom SA, reg.                             Electrical & Electronics...........                91,000          4,144,043
 *  National Bank of Greece SA                    Banking............................               146,603         17,931,069
    Titan Cement Co., reg.                        Building Materials & Components....               494,820         24,406,869

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
GREECE (CONT.)
    Titan Cement Co., reg. pfd.                   Building Materials & Components....                14,200     $      595,065
    X. Benrubi & Son SA                           Food & Household Products..........               151,320            418,635
                                                                                                                --------------
                                                                                                                   207,512,000
                                                                                                                --------------
HONG KONG  9.8%
    Cheung Kong Holdings Ltd.                     Multi-Industry.....................            11,464,000        113,200,212
    China Overseas Land & Investment Ltd.         Real Estate........................             2,533,000          2,043,454
    Cross Harbour Tunnel Co. Ltd.                 Transportation.....................               498,598          1,065,119
    Dairy Farm International Holdings Ltd.        Merchandising......................            10,322,036          7,741,527
 *  East Asiatic Co. (Hong Kong) Ltd. (The)       Wholesale & International Trade....             2,976,000            497,453
    Fortei Holdings Ltd.                          Merchandising......................             5,366,000            443,282
    Great Wall Electronic International Ltd.      Electrical & Electronics...........             3,577,924            383,318
    Hang Lung Development Co. Ltd.                Real Estate........................            16,755,000         30,710,183
    Hong Kong Electric Holdings Ltd.              Utilities Electrical & Gas.........               405,000          1,631,020
    Hopewell Holdings Ltd.                        Construction & Housing.............             8,307,002          5,253,999
    HSBC Holdings PLC                             Banking............................             3,773,173        113,478,155
    Jardine International Motor Holdings Ltd.     Automobiles........................             2,423,000          3,064,990
    Jardine Matheson Holdings Ltd. (Singapore)    Multi-Industry.....................             1,917,872         13,616,891
    Jardine Strategic Holdings Ltd. (Singapore)   Multi-Industry.....................             4,662,562         17,624,484
    JCG Holdings Ltd.                             Financial Services.................                59,000             47,597
    Joyce Boutique Holdings Ltd.                  Merchandising......................             1,183,000            184,765
    K Wah International Holdings Ltd.             Building Materials & Components....            26,565,251          5,006,295
    Lai Sun Development Co. Ltd.                  Real Estate........................             3,600,800          4,043,597
    Lai Sun Garment International Ltd.            Multi-Industry.....................             3,568,000          4,375,202
 *  Lai Sun Hotels International Ltd., wts.       Leisure & Tourism..................               722,693             63,433
    Laws International Holdings Ltd.              Textiles & Apparel.................             6,216,000          1,588,641
    New World Development Co. Ltd.                Real Estate........................            11,028,883         65,769,287
                                                  Electronic Components &
 *  S. Megga International Holdings Ltd.          Instruments........................             7,476,800            530,797
    Semi-Tech (Global) Co. Ltd.                   Appliances & Household Durables....             3,335,856          5,446,875
 *  Sun Hung Kai & Co. Ltd, wts.                  Financial Services.................             2,023,360            190,654
    Sun Hung Kai & Co. Ltd.                       Financial Services.................             3,671,800          1,101,924
    Sun Hung Kai Properties Ltd.                  Real Estate........................             4,827,900         58,110,784
    Swire Pacific Ltd., B                         Multi-Industry.....................             1,942,500          2,946,107
    Tian An China Investments Co. Ltd.            Real Estate........................            12,881,000          1,745,776
    Tungtex (Holdings) Co. Ltd.                   Textiles & Apparel.................             4,538,000            468,602
    Wheelock & Co. Ltd.                           Multi-Industry.....................             9,609,000         23,627,774
 *  Wo Kee Hong Holdings Ltd.                     Merchandising......................            17,631,200          1,251,683
 *  Yaohan Hongkong Corp. Ltd.                    Merchandising......................             9,530,000            492,042
                                                  Recreation & Other Consumer
    Yue Yuen Industrial (Holdings) Ltd.           Goods..............................             2,930,800          6,071,708
                                                                                                                --------------
                                                                                                                   493,817,630
                                                                                                                --------------
HUNGARY  0.9%
 *  Danubius Hotel and Spa RT                     Leisure & Tourism..................                38,000          1,123,168
    Egis RT                                       Multi-Industry.....................                67,100          4,281,873
    Fotex First Hungarian-Amer. Photo Co.,
     12.00%, 5/11/00                              Multi-Industry.....................                32,000             32,000
 *  Fotex First Hungarian-American Photo-Service  Multi-Industry.....................             2,630,400          2,681,127
    Gedeon Richter Ltd.                           Health & Personal Care.............                33,000          3,038,929

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
HUNGARY (CONT.)
 *  Ibusz RT                                      Leisure & Tourism..................               125,680     $      456,371
    Inter-Europa Bank RT                          Banking............................                 1,408            349,622
    Mol Magyar Olay -- Es Gazipari RT             Energy Sources.....................                12,340            273,468
    OTP Bank, GDR                                 Banking............................               448,000         11,872,000
    Pick Szeged RT                                Food & Household Products..........                10,403            799,953
    Pick Szeged RT, GDR                           Food & Household Products..........                30,430          2,339,957
    Tiszai Vegyi Kombinat RT                      Chemicals..........................               149,558          2,611,565
    Tiszai Vegyi Kombinat RT, GDR, 144a           Chemicals..........................               571,000          9,892,575
    Tiszai Vegyi Kombinat RT, GDR, S              Chemicals..........................               152,000          2,633,400
                                                                                                                --------------
                                                                                                                    42,386,008
                                                                                                                --------------
INDIA  3.4%
    Aban Loyd Chiles Offshore Ltd.                Energy Sources.....................               245,000            349,022
 *  Arvind Mills Ltd.                             Textiles & Apparel.................             1,482,000          5,381,564
    ATV Project India Ltd.                        Machinery & Engineering............             1,655,300            152,584
 *  Bank of Baroda                                Banking............................               428,700          1,107,675
    Bharat Petroleum Corp., Ltd.                  Energy Sources.....................             1,317,900         16,547,376
 *  Bombay Dyeing & Manufacturing Co. Ltd.        Chemicals..........................               344,950            929,823
    Bses Ltd.                                     Utilities Electrical & Gas.........               348,300          2,317,946
    Cochin Refineries Ltd.                        Energy Sources.....................               215,450            920,778
    DCW Ltd.                                      Chemicals..........................               500,000            259,777
    Dr. Reddys Laboratories Ltd.                  Health & Personal Care.............                94,200            657,821
    Essar Shipping Ltd.                           Transportation.....................               773,500            278,719
    Flex Industries Ltd.                          Food & Household Products..........                40,000             44,413
    Ganesh Benzoplast Ltd.                        Chemicals..........................               159,100             59,996
    Garden Silk Mills Ltd.                        Textiles & Apparel.................               229,600             83,374
    Grasim Industries Ltd Ord INR10               Multi-Industry.....................               778,050          8,117,365
    Great Eastern Shipping Co. Ltd.               Transportation.....................             5,853,700          8,012,047
    Gujarat Ambuja Cements Ltd.                   Building Materials & Components....               366,800          3,550,173
 *  Gujarat Industries Power Ltd.                 Energy Equipment & Services........               378,600            301,399
    Gujarat Narmada Valley Fertilizers Co. Ltd.   Chemicals..........................                36,000             22,877
    Gujarat Narmanda Valley Fertilizers Co.
     Ltd., ADR                                    Chemicals..........................                72,000            180,000
    Hindalco Industries                           Metals & Mining....................               148,475          4,043,663
    Hindustan Organic Chemicals Ltd.              Chemicals..........................               538,300            375,908
    Hindustan Petroleum Corp. Ltd.                Energy Sources.....................             1,003,800         12,701,715
 *  India Cements Ltd.                            Building Materials & Components....               302,050            911,212
    India Cements Ltd., GDR                       Building Materials & Components....               552,910          1,658,730
    Indian Aluminium Co. Ltd.                     Metals & Mining....................               192,300            715,753
    Indian Petrochemicals Corp. Ltd.              Chemicals..........................             3,164,900         12,818,729
    Indian Rayon & Industries Ltd., GDR           Multi-Industry.....................               122,206          1,530,630
    Indian Rayon and Industries Ltd.              Multi-Industry.....................               367,800          3,801,285
    Indo Gulf Fertilisers & Chemicals Corp. Ltd.  Chemicals..........................             3,927,500          3,784,881
    Indo Gulf Fertilisers & Chemicals, GDR        Chemicals..........................                64,150             68,961
    Industrial Credit & Inv. Corp. of India
     (ICICI)                                      Financial Services.................             6,629,600         14,490,676
 *  Industrial Development Bank of India          Banking............................             1,943,800          5,551,775
    ITC Bhadrachalam Paperboards Ltd.             Forest Products & Paper............               106,850            137,293
    Larsen and Toubro Ltd.                        Multi-Industry.....................             1,424,200          9,706,838

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
INDIA (CONT.)
    Madras Cements                                Building Materials & Components....                 1,325     $      298,865
    Mahanagar Telephone Nigam Ltd.                Telecommunications.................                20,000            168,994
 *  National Aluminium Co. Ltd.                   Metals & Mining....................             1,072,200          1,362,712
 *  Oriental Bank of Commerce                     Banking............................             1,630,200          3,173,881
    Reliance Industries Ltd.                      Chemicals..........................             1,135,600         11,792,159
    Shipping Corporation of India Ltd.            Transportation.....................             1,869,500          2,545,758
    State Bank of India                           Banking............................                76,000            722,318
    Steel Authority of India Ltd.                 Metals & Mining....................             4,904,300          2,808,328
    Steel Authority of India Ltd, GDR, reg S      Metals & Mining....................               561,000          5,020,950
    Steel Authority of India Ltd., GDR, 144a      Metals & Mining....................                62,000            554,900
    Sterlite Industries (India) Ltd.              Metals & Mining....................               236,300          1,765,649
    Tamil Nadu Newsprint & Papers Ltd.            Forest Products & Paper............               150,000            251,397
 *  Tata Chemicals Ltd.                           Chemicals..........................               724,900          3,664,997
    Tata Engineering & Locomotive Co. Telco       Machinery & Engineering............               617,900          7,801,419
 *  Tata Iron & Steel Co. Ltd.                    Metals & Mining....................             1,062,750          5,677,400
    Thermax Ltd.                                  Energy Equipment & Services........                78,400            766,480
    Videocon International Ltd.                   Appliances & Household Durables....               404,000            349,832
    Wockhardt                                     Health & Personal Care.............               138,800            763,788
                                                                                                                --------------
                                                                                                                   171,062,605
                                                                                                                --------------
INDONESIA  3.7%
 *  Asia Pulp & Paper Co. Ltd., ADR               Forest Products & Paper............               481,100          7,276,638
 *  PT Bank Dagang Nasional Indonesia, wts.       Banking............................               312,500            128,495
    PT Bank Dagang Nasional Indonesia, fgn.       Banking............................             4,375,000          3,103,156
    PT Bank Danamon, fgn.                         Banking............................             2,846,000          1,492,044
    PT Bank PDFCI, fgn.                           Banking............................               984,000            920,477
    PT Barito Pacific Timber, fgn.                Forest Products & Paper............            28,688,000         24,476,809
    PT BBL Dharmala Finance, fgn.                 Financial Services.................             1,653,000          2,310,938
    PT BDNI Capital Corporation, fgn.             Financial Services.................             1,186,200            938,912
 +  PT Charoen Pokphand Indonesia, fgn.           Food & Household Products..........            19,876,250          8,990,080
    PT Ciputra Dev.                               Real Estate........................             7,348,000          7,326,850
 *  PT Dharmala Intiland, fgn.                    Real Estate........................             2,912,000          4,190,789
    PT Gadjah Tunggal, fgn.                       Automobiles........................            23,729,500         11,708,635
    PT Indah Kiat Pulp & Paper Corp., fgn.        Forest Products & Paper............             7,349,500          4,306,348
 *  PT Indah Kiat Pulp & Paper Corp., rts.        Forest Products & Paper............             6,614,550          1,155,914
    PT Indocement Tunggal Prakarsa, fgn.          Building Materials & Components....             9,356,000         14,522,574
    PT Indosat, fgn                               Telecommunications.................             2,105,000          6,296,824
 *  PT Inter-Pacific Bank, fgn.                   Banking............................               738,000            675,185
 *  PT Jakarta International Hotel &
     Development, fgn.                            Real Estate........................             6,493,750          7,409,604
    PT Japfa Comfeed Indonesia                    Food & Household Products..........             3,839,500          2,565,455
    PT Kalbe Farma, fgn.                          Health & Personal Care.............             2,725,000          3,641,550
    PT Metrodata Electronic, fgn.                 Electrical & Electronics...........               345,500            525,637
 *  PT Multibreeder Adirama, fgn.                 Food & Household Products..........               858,750            308,966
    PT Pabrik Kertas Tjiwi Kimia, fgn.            Forest Products & Paper............             6,214,910          7,219,211
    PT Polysindo Eka Perkasa, fgn.                Textiles & Apparel.................            11,922,500          6,618,164
    PT Semen Cibinong, fgn.                       Building Materials & Components....               138,500            363,050
    PT Semen Gresik, fgn.                         Building Materials & Components....             1,786,000          4,002,344

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
INDONESIA (CONT.)
    PT Sinar Mas Agro Resources & Technology
     Corp., fgn.                                  Food & Household Products..........             6,221,400     $    5,627,911
    PT Sinar Mas Multi Artha, fgn.                Financial Services.................            12,855,200         11,761,028
 *  PT Sinar Mas Multi Artha, wts., fgn.          Financial Services.................               964,140            485,638
 *  PT Sumalindo Lestari Jaya, fgn.               Forest Products & Paper............             4,059,500          3,672,245
    PT Summarecon Agung, fgn.                     Real Estate........................               833,040            496,673
    PT Tambang Timah (Persero), fgn.              Metals & Mining....................             6,279,000          9,746,392
 *  PT Tempo Scan Pacific, fgn.                   Health & Personal Care.............                75,000            168,072
    PT Ultra Jaya Milk, fgn.                      Food & Household Products..........             4,355,000          2,372,687
 *  PT Unggul Indah Corp., fgn.                   Chemicals..........................             1,410,200          2,261,423
    PT United Tractors, fgn.                      Machinery & Engineering............             4,493,000         16,627,056
                                                                                                                --------------
                                                                                                                   185,693,774
                                                                                                                --------------
ISRAEL  0.4%
    Agis Industries Ltd.                          Health & Personal Care.............                69,870            732,639
    Bank Hapoalim BM                              Banking............................             2,210,909          4,603,267
    Clal Industries Ltd.                          Multi-Industry.....................             1,518,178          7,589,834
    Discount Investment Corp.                     Multi-Industry.....................                20,612          1,643,684
    First International Bank of Israel            Banking............................                 5,212          4,025,263
    Koor Industries Ltd.                          Multi-Industry.....................                18,334          1,619,033
                                                                                                                --------------
                                                                                                                    20,213,720
                                                                                                                --------------
ITALY  2.0%
    Banco Ambrosiano Veneto SPA, di Risp          Banking............................             8,653,000         12,709,126
    Instituto Finanziaro Industriale SPA, pfd.    Automobiles........................             1,832,500         23,089,026
    Istituto Mobiliare Italiano SPA               Banking............................             1,085,000          9,712,263
    Italmobiliare SPA                             Multi-Industry.....................             1,249,210         18,166,251
    Italmobiliare SPA, di Risp, conv.             Multi-Industry.....................               906,100          7,175,113
    Mediobanca/Italmobiliare, 6.00%, conv.,
     12/31/99                                     Multi-Industry.....................         2,922,480,000 **       1,747,400
    Sirti SPA                                     Construction & Housing.............             4,821,200         27,876,375
 +  Teleco Cavi SPA, di Risp                      Telecommunications.................               557,000          1,458,544
                                                                                                                --------------
                                                                                                                   101,934,098
                                                                                                                --------------
JORDAN  0.0%
 *  Jordan Cement Factories Ltd.                  Building Materials & Components....                36,000            207,165
                                                                                                                --------------
MALAYSIA  2.2%
 *  Aokam Perdana Bhd.                            Multi-Industry.....................             1,532,000          1,705,594
    Berjaya Singer Bhd.                           Appliances & Household Durables....             3,663,000          7,082,187
    Berjaya Singer Bhd., fgn.                     Appliances & Household Durables....               933,000          1,803,899
    Boustead Holdings Bhd., fgn.                  Food & Household Products..........             1,357,000          2,957,013
    Federal Flour Mills Bhd.                      Food & Household Products..........             2,221,250          5,500,322
 *  Hong Leong Industries Bhd., wts., fgn.        Multi-Industry.....................               332,000            273,597
    Hong Leong Industries Bhd.                    Multi-Industry.....................             2,471,800          7,834,548
    Island & Peninsula Bhd., fgn.                 Real Estate........................               714,000          2,291,363
    Leader Universal Holdings Bhd.                Industrial Components..............             6,998,000         12,587,528
    Malayawata Steel Bhd.                         Metals & Mining....................             1,626,000          2,512,441
    Malayawata Steel Bhd., fgn.                   Metals & Mining....................             1,418,000          2,191,046

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
MALAYSIA (CONT.)
    Malaysian International Shipping Corp. Bhd.,
     fgn.                                         Transportation.....................             2,792,000     $    7,245,483
    MBF Capital Bhd.                              Financial Services.................             5,148,000          9,463,835
    Oriental Holdings Bhd.                        Automobiles........................               359,000          2,702,456
    Oriental Holdings Bhd., fgn.                  Automobiles........................             1,292,624          9,730,529
    Perlis Plantations Bhd.                       Multi-Industry.....................             1,535,750          4,502,595
    Perlis Plantations Bhd., fgn.                 Multi-Industry.....................             3,597,500         10,547,345
    Renong Bhd.                                   Multi-Industry.....................            13,858,000         18,118,621
 *  Renong Bhd., wts.                             Multi-Industry.....................                87,250             45,976
    Renong, 4%, conv., 9/09/01                    Multi-Industry.....................               139,600             44,247
    Shangri La Hotels (Malaysia) Bhd., fgn.       Leisure & Tourism..................               414,000            395,301
    Shangri-La Hotels (Malaysia) Bhd.             Leisure & Tourism..................             2,234,202          2,133,291
                                                                                                                --------------
                                                                                                                   111,669,217
                                                                                                                --------------
MEXICO  8.3%
    Alfa SA de CV, A                              Multi-Industry.....................             2,840,768         19,386,757
    Cementos Mexicanos SA de CV (Cemex), B        Building Materials & Components....            17,947,750         87,456,299
    Cifra SA de CV, A                             Merchandising......................             2,250,191          4,159,255
    Cifra SA, C                                   Merchandising......................            18,397,824         29,419,839
    Coca Cola Femsa SA de CV, ADR                 Beverages & Tobacco................               390,600         20,164,725
    Cydea SA de CV                                Chemicals..........................             1,470,463          3,925,185
    DESC SA, A                                    Multi-Industry.....................               500,000          3,525,560
    DESC SA, B                                    Multi-Industry.....................             1,024,108          7,479,006
    DESC SA, C                                    Multi-Industry.....................               757,255          5,463,447
    Fomento Economico Mexicano SA de CV, B        Beverages & Tobacco................             1,723,000         10,250,787
    Grupo Carso SA de CV                          Multi-Industry.....................               163,143          1,135,962
    Grupo Financiero Banamex Accival SA, B        Banking............................             7,679,000         19,724,452
 *  Grupo Financiero Banamex Accival SA, L        Banking............................            15,866,422         37,558,390
 *  Grupo Financiero Bancomer SA de CV, B         Banking............................            35,846,000         17,241,466
 *  Grupo Financiero Bancomer SA de CV, L         Banking............................            45,284,592         16,250,452
 *  Grupo Financiero Serfin SA, B                 Banking............................            30,932,187          9,892,691
    Telefonos de Mexico SA, L                     Telecommunications.................               181,000            433,014
    Telefonos de Mexico SA, L, ADR                Telecommunications.................             2,257,300        107,786,075
    Transportacion Maritima Mexicana SA
     de CV, L, ADR                                Transportation.....................                 5,000             30,938
 *  Vitro SA                                      Food & Household Products..........             4,545,388         16,797,675
                                                                                                                --------------
                                                                                                                   418,081,975
                                                                                                                --------------
PAKISTAN  0.7%
 *  Bank of Punjab                                Banking............................             2,883,297          1,612,155
 *  DG Khan Cement Co.                            Building Materials & Components....             2,855,950            862,024
    Engro Chemical                                Chemicals..........................             1,124,865          3,979,656
 *  Exide Pakistan Ltd.                           Energy Equipment & Services........                18,400             12,246
    Fauji Fertilizer Co. Ltd.                     Chemicals..........................             1,526,800          3,003,021
    Khadim Ali Sham Bukhari & Co. Ltd.            Financial Services.................               223,309             91,159
 *  Kohinoor Industries Ltd.                      Textiles & Apparel.................               358,720             37,718
    National Development Leasing Corp.            Financial Services.................               875,353            194,910
 *  Pakistan Electron Ltd.                        Appliances & Household Durables....               371,146             94,578

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
PAKISTAN (CONT.)
 *  Pakistan International Airlines Corp.         Transportation.....................               165,500     $       31,323
    Pakistan Telecom Corp. PTC                    Telecommunications.................            10,475,300          7,969,309
    Pakistan Telecom Corp. PTC                    Telecommunications.................                21,000          1,585,500
    Pakistan Telecommunications Corp., PTC, A     Telecommunications.................            21,562,500         16,404,134
    Trust Modaraba                                Financial Services.................               995,580            178,576
 *  Union Bank Ltd.                               Banking............................             1,049,978            259,770
                                                                                                                --------------
                                                                                                                    36,316,079
                                                                                                                --------------
PERU  0.0%
    Cpt-Telefonica Del Peru SA, ADR B             Telecommunications.................                63,000          1,649,813
                                                                                                                --------------
PHILIPPINES  1.0%
 *  A Soriano Corp.                               Multi-Industry.....................            34,956,324          3,644,597
 *  Filinvest Development Corp.                   Real Estate........................               765,000            182,723
 *  Keppel Philippine Holdings Inc., B            Machinery & Engineering............               682,650             82,821
 *  Philex Mining Corp., B                        Metals & Mining....................            43,260,143          3,608,292
    Philippine Commercial International Bank
     Inc.                                         Banking............................                91,000            879,777
    Philippine Long Distance Telephone Co., ADR   Telecommunications.................               322,575         20,725,444
 *  Philippine National Bank                      Banking............................             1,554,058         10,546,574
    RFM Corp.                                     Food & Household Products..........            28,117,750          6,822,627
 *  RFM Corporation, conv., pfd.                  Food & Household Products..........             5,112,318            907,099
    Sime Darby Pilipinas Inc.                     Industrial Components..............               659,658            825,323
                                                                                                                --------------
                                                                                                                    48,225,277
                                                                                                                --------------
POLAND  1.0%
 *  Bank Gdanski SA                               Banking............................               412,714          4,771,986
 *  Bank Gdanski SA, GDR                          Banking............................               409,000          4,805,750
 *  Bank Handlowy W Warszawie                     Banking............................               170,000          1,810,437
    Bank Inicjatyw Gospodarczch SA, G             Banking............................             5,954,356          7,156,460
    Bank Przemyslowo-Handlowy SA                  Banking............................               108,970          5,354,832
    Bank Rozwoju Eksportu SA                      Banking............................                45,000            944,774
    Elektrim Towarzystwo Handlowe SA              Utilities Electrical & Gas.........               209,316          1,821,524
 *  Farm Food SA, new                             Food & Household Products..........                15,188            206,342
 *  Farm Food SA                                  Food & Household Products..........                59,573            815,696
 *  Huta Olawa SA                                 Metals & Mining....................                45,442            174,219
 *  Impexmetal, A                                 Metals & Mining....................                98,961          1,023,786
 *  Impexmetal, B                                 Metals & Mining....................                74,823            774,070
 *  Mostostal Export SA                           Construction & Housing.............             1,235,794          3,910,622
 *  Polifarb Ceiszyu SA                           Chemicals..........................               793,964          4,034,444
 *  Raciborska Fabryka Kotlow SA                  Energy Equipment & Services........               204,036            906,413
    Rolimpex SA                                   Wholesale & International Trade....               412,481          1,631,600
    Warta SA                                      Insurance..........................               179,000          2,587,099
    Wielkopolski Bank Kredytowy SA                Banking............................               921,624          5,272,031
    Zaklady Cementowo Wapiennicze Gorazdze
     Chorula                                      Building Materials & Components....                97,543          3,338,989
                                                                                                                --------------
                                                                                                                    51,341,074
                                                                                                                --------------

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
PORTUGAL  3.8%
    Banco Comercial Portugues SA                  Banking............................             3,540,627     $   66,873,373
    Banco Espirito Santo e Comercial de Lisboa    Banking............................             1,613,545         36,572,709
    Banco Totta & Acores SA                       Banking............................               991,030         16,561,278
    BPI Socieda de Gestora de Participacoes
     Socias SA                                    Banking............................             2,165,625         42,145,949
    Cel-Cat Fabrica Nacional de Conductores       Electronic Components &
     Electricos SA                                Instruments........................                12,101            216,249
 +* Compta-Equipamentos e Servicos de
     Informatica SA                               Business & Public Services.........               150,000          1,551,225
    Espirito Santo Financial Holding SA, ADR      Banking............................               894,200         17,772,225
    Portucel Industrial Empresa Product de
     Celulose SA                                  Forest Products & Paper............               729,000          5,405,676
    Portugal Telecom SA                           Telecommunications.................                16,000            645,491
    Sociedade Portuguesa de Celulose SA           Forest Products & Paper............               110,940          3,315,782
                                                                                                                --------------
                                                                                                                   191,059,957
                                                                                                                --------------
RUSSIA  2.0%
 *  Aeroflot                                      Transportation.....................                32,900          4,606,000
 *  Chernogorneft                                 Energy Sources.....................                17,000            179,775
    GUM Trade House                               Merchandising......................                51,000          2,065,500
    Irkutskenergo                                 Utilities Electrical & Gas.........            17,734,000          6,029,560
 *  Kamaz                                         Automobiles........................             1,108,792          2,383,903
    Krasnoyarsk Aluminum Plant                    Metals & Mining....................                64,192            641,920
 *  Lukoil Holdings., pfd.                        Energy Sources.....................               399,000          5,027,400
 *  Lukoil-Holdings                               Energy Sources.....................               630,000         12,366,900
 *  Megionneftegaz                                Multi-Industry.....................               330,000          2,366,100
 *  Mosenergo                                     Utilities Electrical & Gas.........             4,454,000          6,240,054
 *  Norilsk Nickel                                Metals & Mining....................               519,800          4,912,110
 *  Norilsk Nickel, pfd.                          Metals & Mining....................                20,000            111,000
 *  Novolipetsk Mettallurgy                       Multi-Industry.....................                 8,000            600,000
 *  Novorosissk Sea Shipping                      Transportation.....................             1,630,000            440,100
 *  Noyabrskneftegaz                              Multi-Industry.....................               170,930          1,884,503
 *  Primorsk Shipping                             Transportation.....................               150,850            618,485
 *  Purneftegaz                                   Energy Sources.....................               272,000          1,536,800
    Rao Gazprom, ADR, 144a                        Energy Sources.....................               107,000          1,827,025
 *  Red October                                   Food & Household Products..........                 6,000            141,300
    Rostelekom                                    Telecommunications.................             4,231,000         16,416,280
 *  Rostelekom, pfd.                              Telecommunications.................             3,414,900          8,468,952
 *  Saint Petersburg City Telephone Net, pfd.     Telecommunications.................               406,000            358,092
 *  St. Petersburg Intercity International
     Telephone                                    Telecommunications.................               137,910            399,939
 *  St. Petersburg MMT, prf.                      Telecommunications.................               199,000            362,180
 *  Unified Energy System                         Utilities Electrical & Gas.........            50,060,000         18,116,714
 *  Unified Energy System, prf.                   Utilities Electrical & Gas.........             1,160,000            258,680
 *  Uralmash Zavody                               Machinery & Engineering............                51,500            423,588
                                                                                                                --------------
                                                                                                                    98,782,860
                                                                                                                --------------
SINGAPORE  2.0%
    Acer Computer International Ltd.              Electrical & Electronics...........             1,563,000          2,875,920
 *  Acer Computer International Ltd., wts.        Electrical & Electronics...........               176,200            101,315
    Acma Ltd., fgn.                               Electrical & Electronics...........               730,400          1,256,756

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
 *  Acma Ltd., fgn., wts.                         Electrical & Electronics...........               182,600     $       91,958
    British American Tobacco Ltd.                 Beverages & Tobacco................               119,000            482,759
 *  Chemical Industries (Far East) Ltd.           Chemicals..........................               483,000          1,064,174
    First Capital Corp. Ltd.                      Real Estate........................             1,762,000          4,584,626
    First Capital Corp. Ltd., fgn.                Real Estate........................             2,694,000          7,009,638
    G P Batteries International Ltd.              Electrical & Electronics...........                37,000            110,247
 *  GP Batteries International Ltd., wts.         Electrical & Electronics...........                 9,250             14,106
    Hai Sun Hup Group Ltd.                        Transportation.....................            10,791,000          7,774,169
 *  Hai Sun Hup Group Ltd., wts                   Transportation.....................             2,436,300            647,544
    Hinds Hotels International Ltd.               Leisure & Tourism..................               295,000            528,223
    Hinds Hotels International Ltd., fgn.         Leisure & Tourism..................               417,000            746,674
    Hour Glass Ltd.                               Merchandising......................             1,436,000          1,124,935
    Inchcape Bhd., fgn.                           Wholesale & International Trade....             2,641,000          9,513,290
    Isetan (Singapore) Ltd., fgn.                 Merchandising......................               218,500            495,167
    Jaya Holdings Ltd.                            Transportation.....................             2,314,000          1,561,873
    Jaya Holdings Ltd., 3.00%, conv., 8/31/98     Transportation.....................               508,800 **         371,893
 *  Jaya Holdings Ltd., warrants expire 8/31/98   Transportation.....................                89,071             20,871
 *  Jaya Holdings Ltd., warrants expire 10/09/99  Transportation.....................               164,760             61,366
    Jurong Shipyard, fgn                          Machinery & Engineering............             3,432,000         14,883,122
    MCL Land Ltd.                                 Real Estate........................             3,405,000          5,168,112
    Natsteel Ltd., fgn.                           Metals & Mining....................             2,301,000          5,858,320
    Natsteel Ltd., loc.                           Metals & Mining....................             1,260,000          3,207,946
    Osprey Maritime Ltd.                          Transportation.....................               851,500          1,113,734
 *  Osprey Maritime Ltd., rts.                    Transportation.....................               851,500            250,143
 *  Osprey Maritime Ltd., rts., pfd.              Transportation.....................               459,810                 32
    Prima Ltd.                                    Food & Household Products..........               947,000          3,219,151
    Resources Development Corp. Ltd.              Building Materials & Components....               232,500            569,175
    Robinson & Co. Ltd.                           Merchandising......................               120,000            625,306
    Sembawang Corp. Ltd.                          Multi-Industry.....................             3,734,000         16,976,289
    Singapore Bus Service (1978) Ltd., fgn.       Transportation.....................               271,200          1,299,377
 *  TIBS Holdings Ltd.                            Transportation.....................               788,800          1,070,345
 *  TIBS Holdings Ltd., wts.                      Transportation.....................                   640                224
    United Industrial Corp.                       Real Estate........................             1,351,000          1,020,550
    United Industrial Corporation Ltd., fgn.      Real Estate........................             7,835,000          5,918,584
    WBL Corp. Ltd.                                Multi-Industry.....................               359,000          1,084,759
                                                                                                                --------------
                                                                                                                   102,702,673
                                                                                                                --------------
SLOVAK REPUBLIC  0.2%
 *  Nafta Gbely AS                                Utilities Electrical & Gas.........               150,454          4,922,501
 *  Slovakofarma AS                               Health & Personal Care.............                   617             69,736
    Slovnaft AS                                   Chemicals..........................               247,604          6,112,588
    Vychodoslovenske Zeleziarne AS                Metals & Mining....................                24,100            451,593
                                                                                                                --------------
                                                                                                                    11,556,418
                                                                                                                --------------
SOUTH AFRICA  2.4%
    Aeci Ltd.                                     Chemicals..........................               118,000            702,226
    Alpha Ltd.                                    Building Materials & Components....               145,700          2,512,899

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
SOUTH AFRICA (CONT.)
    Anglo American Industrial Corp. Ltd.          Multi-Industry.....................               102,372     $    4,490,198
    Anglo American Platinum Corp. Ltd.            Metals & Mining....................                78,197            646,327
    Anglovaal Industried Ltd.                     Multi-Industry.....................               878,266          3,213,404
    BTR Dunlop Ltd.                               Industrial Components..............             1,880,100          1,864,767
    CG Smith Ltd.                                 Multi-Industry.....................             1,865,000         10,399,934
    Del Monte Royal Foods Ltd                     Food & Household Products..........             7,969,350          4,127,832
    Edgars Stores                                 Textiles & Apparel.................               121,700          3,178,631
    Engen Ltd.                                    Energy Sources.....................             2,862,652         14,291,177
    First National Bank Holdings Ltd.             Banking............................               628,600          5,403,438
    Foodcorp Ltd.                                 Food & Household Products..........                56,333            428,364
    Kersaf Investments Ltd.                       Leisure & Tourism..................               154,700          1,075,774
    Malbak Ltd.                                   Multi-Industry.....................               413,100            655,570
    McCarthy Retail Ltd.                          Appliances & Household Durables....             1,537,700          4,406,017
    McCarthy Retail Ltd., zero, conv., 9/30/03    Appliances & Household Durables....               223,000 **         641,426
    Nedcor Ltd.                                   Banking............................               111,260          2,464,543
    Palabora Mining Co. Ltd.                      Metals & Mining....................               308,000          5,702,447
    Polifin Ltd.                                  Chemicals..........................               293,010            548,950
    Potgietersrust Platinums Ltd.                 Metals & Mining....................               155,582          1,174,495
 *  Rainbow Chicken Ltd.                          Food & Household Products..........               911,736            182,870
    Rainbow Chicken Ltd., conv., pfd.             Food & Household Products..........             2,034,960            403,673
    Rembrandt Group Ltd.                          Multi-Industry.....................               365,770          3,901,977
    Reunert Ltd.                                  Electrical & Electronics...........               589,600          2,020,780
    Sappi Ltd.                                    Forest Products & Paper............             1,632,379         14,751,496
    Sasol Ltd.                                    Energy Sources.....................                   123              1,613
    Sentrachem Ltd.                               Chemicals..........................             2,837,500          5,003,306
    South African Breweries Ltd.                  Beverages & Tobacco................               363,000         11,141,228
    South African Iron & Steel Industrial Corp.
     Ltd.                                         Metals & Mining....................            21,223,105         14,033,351
    Sun International Ltd.                        Leisure & Tourism..................             4,673,842          2,637,213
    Toyota South Africa Limited                   Automobiles........................                 2,000             12,652
    Voltex Holdings Ltd.                          Electrical & Electronics...........               495,600            279,642
                                                                                                                --------------
                                                                                                                   122,298,220
                                                                                                                --------------
SOUTH KOREA  2.0%
    Asia Cement Co. Ltd.                          Building Materials & Components....                57,380          1,873,896
    Boram Bank Co. Ltd.                           Banking............................             1,095,857          7,219,328
    BYC Co. Ltd.                                  Textiles & Apparel.................                10,550          1,087,078
    Central Banking Corp.                         Financial Services.................               407,993          6,156,651
    Cho Hung Bank Co. Ltd., GDR                   Banking............................               219,200          1,572,760
    Cho Hung Bank, GDR 144a                       Banking............................             1,300,000          9,327,500
    Choil Aluminium Mfg. Co. Ltd.                 Metals & Mining....................                63,326          1,212,322
    Dae Duck Electronics Co. Ltd.                 Electrical & Electronics...........                45,882          2,893,459
    Daegu Bank Co. Ltd.                           Banking............................             1,211,115         10,381,356
    Daehan Synthetic Fiber Co. Ltd.               Textiles & Apparel.................                 1,000            101,239
    Dongkuk Steel Mill Co. Ltd.                   Metals & Mining....................               190,000          4,343,468
    Hae In Corp. Ltd.                             Merchandising......................                25,548          1,409,743
    Hana Bank, GDR                                Banking............................               604,814          8,739,563
    Hankook Cosmetics Co. Ltd.                    Health & Personal Care.............                52,400          1,410,315

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
SOUTH KOREA (CONT.)
    Korea First Bank                              Banking............................             1,896,940     $    7,903,917
    Korea Kumho Petrochemical                     Chemicals..........................               756,100          5,245,018
    Kyong Nam Bank                                Banking............................               509,670          5,486,070
    Kyung Dong Boiler Co Ltd                      Energy Equipment & Services........                36,029          1,192,852
    Moon Bae Steel Co. Ltd.                       Metals & Mining....................                15,480            495,081
    Samsung Display Devices (L) Ltd               Electrical & Electronics...........                27,430          1,513,013
    Samsung Electronics Co. Ltd.                  Multi-Industry.....................                   406             45,046
 *  Samsung Heavy Industries Co. Ltd.             Machinery & Engineering............               113,000          1,191,081
 *  Shinsung Industrial Co. Ltd., rts.            Electrical & Electronics...........                 8,059             39,024
    Shinsung Industries Co. Ltd.                  Electrical & Electronics...........                40,000          1,103,604
    Ssangyong Oil Refining Co Ltd                 Energy Equipment & Services........               731,540         14,828,514
    Tong Yang Merchant Bank                       Financial Services.................               430,715          4,462,366
                                                                                                                --------------
                                                                                                                   101,234,264
                                                                                                                --------------
SPAIN  0.5%
    Bankinter SA                                  Banking............................                56,900         10,040,041
    Telefonica de Espana SA                       Telecommunications.................               479,424         13,860,511
                                                                                                                --------------
                                                                                                                    23,900,552
                                                                                                                --------------
SRI LANKA  0.0%
    Aitken Spence & Co. Ltd.                      Multi-Industry.....................               150,000            474,440
    Associated Motorways Ltd.                     Automobiles........................               140,178             87,476
 *  Ceylon Holiday Resorts Ltd.                   Leisure & Tourism..................                84,600             63,642
    Colombo Dock Yard Ltd.                        Transportation.....................                40,000             16,071
    Lanka Orix Leasing Co. Ltd.                   Financial Services.................                   819              3,501
    National Develpoment Bank of Sri Lanka        Banking............................               140,000            622,329
    United Motor Lanka Ltd.                       Automobiles........................               341,808            309,725
                                                                                                                --------------
                                                                                                                     1,577,184
                                                                                                                --------------
THAILAND  4.9%
    American Standard Sanitaryware (THB) Public
     Co. Ltd., fgn                                Building Materials & Components....               362,200          1,943,478
    Asia Credit Public Co. Ltd., fgn.             Financial Services.................               134,600            342,930
    Asia Credit Public Co. Ltd., loc.             Financial Services.................             1,001,400          2,106,786
 *  Asia Fibre Public Co. Ltd., fgn.              Textiles & Apparel.................               943,500            225,814
    Ayudhya Insurance Public Co. Ltd.             Insurance..........................                 4,700             35,379
    Ayudhya Insurance Public Co. Ltd., fgn.       Insurance..........................               280,800          2,167,921
    Bangkok Bank Public Co. Ltd.                  Banking............................             7,529,512         37,494,964
    Bangkok Bank Public Co. Ltd., fgn.            Banking............................               160,596          1,103,497
    Bangkok Insurance                             Insurance..........................                52,100            671,739
    Bangkok Insurance, fgn.                       Insurance..........................                 8,000            139,741
    Bangkok Land Public Co. Ltd., fgn.            Real Estate........................             1,057,400            755,140
    Bank of Ayudhya Public Co. Ltd.               Banking............................               284,000            438,525
    Bank of Ayudhya Public Co. Ltd., fgn.         Banking............................             5,258,800          8,221,633
    Charoen Pokphand Feedmill Public Co. Ltd.     Food & Household Products..........               970,400          1,910,457
 *  Chareon Pokphand Feedmill Public Co. Ltd.,
     fgn.                                         Food & Household Products..........             1,245,500          3,077,089
    First Bangkok City Bank Public Co. Ltd.,
     fgn.                                         Banking............................             7,341,000          5,880,168

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
    Hana Microelectronics Co. Ltd.                Electrical & Electronics...........               319,000     $    1,490,021
    Hana Microelectronics Co. Ltd., fgn.          Electrical & Electronics...........               409,500          2,197,279
    Hua Thai Manufacturing Public Co. Ltd.        Textiles & Apparel.................               175,000            297,240
    Industrial Finance Corp. of Thailand, fgn.    Banking............................             6,575,800          8,376,815
    Jasmine International Public Co. Ltd.         Telecommunications.................             3,610,200          3,344,713
    Jasmine International Public Co. Ltd., fgn.   Telecommunications.................             1,130,000          1,003,281
 *  Karat Sanitaryware Public Co. Ltd., fgn.      Building Materials & Components....               370,950            186,155
    Kian Gwan (Thailand) Public Co. Ltd., fgn.    Real Estate........................                96,000            244,586
 *  Land and House Public Co. Ltd.                Multi-Industry.....................             2,070,500          3,287,954
 *  Land and House Public Co. Ltd., fgn.          Multi-Industry.....................             2,682,800          5,592,403
    Phatra Thanakit Public Co. Ltd.               Multi-Industry.....................             4,463,000          4,565,509
    Phatra Thanakit Public Co. Ltd., fgn.         Multi-Industry.....................             3,343,400          4,130,044
    Regional Container Lines Public Co. Ltd.,
     fgn.                                         Transportation.....................               379,700          2,257,240
 *  Royal Ceramic Industry Public Co. Ltd., fgn.  Building Materials & Components....                13,900              2,146
    Saha Pathanapibul Public Co Ltd., fgn.        Food & Household Products..........               284,500            505,192
    Saha Union Public Co. Ltd.                    Multi-Industry.....................             7,287,870          4,571,623
    Saha Union Public Co. Ltd., fgn.              Multi-Industry.....................             2,314,410          1,697,502
    Sanyo Universal Electric Public Co. Ltd.      Appliances & Household Durables....               499,500            433,845
    Sanyo Universal Electric Public Co Ltd.,
     fgn.                                         Appliances & Household Durables....               949,700            824,870
    Serm Suk Public Co. Ltd.                      Food & Household Products..........               359,500          4,440,842
    Siam Cement Public Co. Ltd. (The)             Building Materials & Components....               102,200          1,522,841
    Siam Cement Public Co. Ltd. (The), fgn.       Building Materials & Components....               946,000         16,360,085
    Siam City Bank Public Co. Ltd., fgn.          Banking............................            16,413,000          9,662,160
    Siam Commercial Bank Ltd., fgn.               Banking............................               783,400          3,205,574
    Siam Commercial Bank Ltd., loc.               Banking............................             1,993,300          7,463,814
 +* Sino-Thai Engineering & Construction Public
     Co.                                          Construction & Housing.............             1,289,700          3,584,574
    Textile Prestige Public Co. Ltd., fgn.        Textiles & Apparel.................                99,000            118,471
 *  Thai Airways International Public Co. Ltd.    Transportation.....................             5,554,100          8,147,300
    Thai Asahi Glass Public Co. Ltd.              Building Materials & Components....                40,700             24,352
    Thai Asahi Glass Public Co. Ltd., fgn.        Building Materials & Components....                32,000             19,147
    Thai Farmers Bank Public Co. Ltd.             Banking............................            13,866,900         42,556,207
    Thai Farmers Bank Public Co. Ltd., fgn.       Banking............................               517,500          2,197,452
    Thai Investments and Securities Ltd.          Financial Services.................             1,842,500          3,769,639
    Thai Military Bank Ltd., fgn.                 Banking............................             5,925,900          6,633,897
    Thai Petrochemical Industry Public Co. Ltd.,
     fgn.                                         Chemicals..........................             3,942,840          2,473,312
    Thai Rayon Public Co. Ltd.                    Textiles & Apparel.................                43,700             92,781
    Thai Rayon Public Co. Ltd., fgn.              Textiles & Apparel.................                11,400             24,534
 *  Thai Telephone & Telecommunication
     Public Co. Ltd.                              Telecommunications.................             2,263,700            939,385
    Thai Wacoal Public Co. Ltd.                   Textiles & Apparel.................               140,700            467,099
    Thai Wacoal Public Co. Ltd., fgn.             Textiles & Apparel.................               148,800            493,990
    Thai Wah Public Co. Ltd., fgn.                Multi-Industry.....................               208,900             80,641
    Tipco Asphalt Public Co. Ltd.                 Building Materials & Components....               421,000          2,193,978
    Tipco Asphalt Public Co. Ltd., fgn, (TASCO)   Building Materials & Components....               628,000          3,272,727
    Total Access Communication Public Co. Ltd.    Telecommunications.................               825,000          3,828,000

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
    United Communications Industry Public
     Co. Ltd., loc.                               Multi-Industry.....................             2,547,000     $ 10,520,324 \
    United Motor Works (Siam) Public Co. Ltd.     Machinery & Engineering............                30,400             36,086
    United Standard Terminal Public Co. Ltd.,
     fgn.                                         Wholesale & International Trade....               155,600            249,272
                                                                                                                --------------
                                                                                                                   245,902,163
                                                                                                                --------------
TURKEY  4.8%
    Akbank                                        Banking............................           960,953,434         82,491,836
    Akcansa Cimento                               Building Materials & Components....            23,707,621          3,272,218
    Aksigorta AS                                  Insurance..........................            32,286,000          2,043,349
 *  Alarko Gayrimenkul Yatirim Ortakigi AS        Real Estate........................            11,637,000            493,608
    Alarko Sanayii ve Ticaret SA                  Appliances & Household Durables....             3,840,000            458,913
    Alcatel Teletas Endustri Tic AS               Telecommunications.................            45,325,000          8,392,055
 *  Anadolu Anonim Turk Sigorta Sirketi           Insurance..........................            17,453,000            470,035
 *  Anadolu Anonim Turk Sigorta Sirketi, new      Insurance..........................            17,364,000            467,638
    Arcelik AS                                    Appliances & Household Durables....           256,786,196         34,578,152
    Bagfas                                        Chemicals..........................             4,971,000          1,188,154
    Beko Elektronik AS                            Appliances & Household Durables....            82,625,484          6,675,683
    Borusan AS                                    Industrial Components..............            15,548,000            942,144
    Celik Halat ve Sanayii ve Ticaret AS          Building Materials & Components....             8,584,170            262,972
    Cimentas Izmir Cimento Fabrikasi Turk AS      Building Materials & Components....            16,488,253          2,192,513
    Cimsa Cimento Sanayi ve Ticaret AS            Building Materials & Components....            39,069,000          5,260,933
    Erciyas Biracilik                             Food & Household Products..........           106,426,000         12,718,802
    Eregli Demir ve Celik Fabrikalari AS          Metals & Mining....................           139,943,750         23,319,981
    Finansbank                                    Banking............................           233,194,154          2,669,113
    Goodyear Lastikleri TAS,                      Industrial Components..............                37,000             13,452
    Izocam Ticaret ve Sanayii AS, br.             Building Materials & Components....            30,908,478          1,061,325
    Kartonsan                                     Forest Products & Paper............            77,621,250          5,618,101
    Koc Holding AS                                Multi-Industry.....................            14,898,332          3,510,800
    Koc Yatirim ve Sanayii Mamullesi Pazarlanca
     AS                                           Multi-Industry.....................            36,898,143          9,812,961
    Marshall Boya ve Vernik Sanayii AS            Industrial Components..............            12,978,392          1,616,565
 *  Netas Northern Electric Telekomunic Asyon AS  Electrical & Electronics...........             6,883,000          1,900,037
    Petkim Petrokimya Holding AS                  Chemicals..........................             5,454,000          1,872,776
    Sasa Suni Ve Sentetik Elyaf Sanayi AS         Chemicals..........................             7,000,000            320,485
    Tat Konserve Sanayii AS                       Food & Household Products..........            37,479,343          2,775,780
    Tekstil Bankasi AS, br.                       Banking............................               365,032              5,038
    Tofas Turk Otomobil Fabrikasi AS              Automobiles........................           154,616,475          7,495,236
    Turk Demir Dokum, br.                         Appliances & Household Durables....            44,423,303          2,243,224
    Turkiye Garanti Bankasi AS                    Banking............................           359,909,663         13,570,039
    Vakif Finansal Kiralama AS                    Financial Services.................            16,152,092            252,844
 *  Vakif Finansal Kiralama AS, new               Financial Services.................            24,228,137            240,609
                                                                                                                --------------
                                                                                                                   240,207,371
                                                                                                                --------------
VENEZUELA  3.6%
    Banco Provincial SAICA                        Banking............................               127,154            258,851
    Ceramica Carabobo CA, A                       Building Materials & Components....               420,640            457,964
    Ceramica Carabobo CA, A, ADR                  Building Materials & Components....               416,421            453,371

TEMPLETON DEVELOPING MARKETS TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                         SHARES/PRINCIPAL IN
                                                               INDUSTRY                    LOCAL CURRENCY           VALUE
    LONG TERM SECURITIES (CONT.)
VENEZUELA (CONT.)
    Ceramica Carabobo CA, B                       Building Materials & Components....             2,822,831     $    3,015,318
 *  Consolidada Carabobo, A                       Building Materials & Components....             5,131,334            300,414
 *  Consolidada Carabobo, B                       Building Materials & Components....            26,429,743          1,506,610
 +  Electricidad de Caracas                       Utilities Electrical & Gas.........            87,508,315        140,204,211
    H.L. Boulton & Co. SA                         Multi-Industry.....................             7,964,847            625,826
    Industrias Ventane                            Utilities Electrical & Gas.........             3,960,414          2,806,756
    Inmuebles Y Valores Caracas SA                Building Materials & Components....             1,015,000             10,696
 *  Manufacturera de Aparatos Domesticos SA       Appliances & Household Durables....               527,478            563,446
    Mavesa SA, ADR                                Food & Household Products..........             1,541,899         15,611,727
    Siderurgica Venezolana Sivensa Saica Svs.     Metals & Mining....................               300,000            155,298
    Siderurgica Venezolana Sivensa Saica Svs.,
     ADR                                          Metals & Mining....................               699,270          3,619,849
    Siderurgica Venezolana Sivensa Saica Svs.,
     ADR, B, new                                  Metals & Mining....................                66,298            306,428
    Venezolana de Cementos Vencemos, #1           Building Materials & Components....             2,402,365          8,142,690
    Venezolana de Cementos Vencemos, #2           Building Materials & Components....               277,978            896,510
                                                                                                                --------------
                                                                                                                   178,935,965
                                                                                                                --------------
ZIMBABWE  0.1%
    Delta Corp.                                   Multi-Industry.....................                42,258             64,841
    Meikles Africa Ltd.                           Multi-Industry.....................               300,000            738,000
    Ta Holdings                                   Multi-Industry.....................                50,000              9,426
    Zimbabwe Sun Ltd.                             Multi-Industry.....................             9,676,800          3,605,997
                                                                                                                --------------
                                                                                                                     4,418,264
                                                                                                                --------------
        TOTAL LONG TERM SECURITIES (COST $3,235,694,104).............................                            4,302,480,546
                                                                                                                ==============
    SHORT TERM OBLIGATIONS (COST $702,462,073)  14.0%
    U. S. Treasury Bills, 4.68% to 5.14% with maturities to 9/25/97..................       U.S.707,642,000        702,429,377
                                                                                                                --------------
        TOTAL INVESTMENTS (COST $3,938,156,177)  99.7%...............................                            5,004,909,923
        OTHER ASSETS, LESS LIABILITIES  0.3%.........................................                               15,854,384
                                                                                                                --------------
        TOTAL NET ASSETS  100.0%.....................................................                           $5,020,764,307
                                                                                                                ==============

 *Non-income producing.
**Principal amount in currency of countries indicated.
 +The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1997 were $169,463,117.

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

Assets:
 Investments in securities, at value (identified cost $3,938,156,177)...............  $5,004,909,923
 Cash...............................................................................       4,040,158
 Receivables:
  Investment securities sold........................................................      10,801,712
  Fund shares sold..................................................................      27,115,709
  Dividends and interest............................................................      20,729,879
                                                                                      --------------
     Total assets...................................................................   5,067,597,381
                                                                                      --------------
Liabilities:
 Payables:
  Investment securities purchased...................................................      29,094,405
  Fund shares redeemed..............................................................       4,595,284
 Accrued expenses...................................................................      13,143,385
                                                                                      --------------
     Total liabilities..............................................................      46,833,074
                                                                                      --------------
Net assets, at value................................................................  $5,020,764,307
                                                                                      ==============
Net assets consist of:
 Undistributed net investment income................................................  $   33,058,043
 Net unrealized appreciation........................................................   1,066,753,746
 Accumulated net realized gain......................................................      94,120,274
 Net capital paid in on shares of beneficial interest...............................   3,826,832,244
                                                                                      --------------
Net assets, at value................................................................  $5,020,764,307
                                                                                      ==============
CLASS I
 Net asset value per share ($4,554,866,783 / 247,456,085 shares outstanding)...............  $18.41
                                                                                             ======
 Maximum offering price ($18.41 / 94.25%)..................................................  $19.53
                                                                                             ======
CLASS II
 Net asset value per share ($430,083,169 / 23,654,823 shares outstanding)..................  $18.18
                                                                                             ======
 Maximum offering price ($18.18 / 99.00%)..................................................  $18.36
                                                                                             ======
ADVISOR CLASS
 Net asset value per share ($35,814,355 / 1,943,566 shares outstanding)....................  $18.43
                                                                                             ======

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

Investment income:
 (net of $3,618,669 foreign taxes withheld)
 Dividends...........................................................   $ 64,913,814
 Interest............................................................     14,422,487
                                                                        ------------
     Total income....................................................                      $ 79,336,301
Expenses:
 Management fees (Note 3)............................................     26,462,586
 Administrative fees (Note 3)........................................      1,872,892
 Distribution fees (Note 3)
       Class I.......................................................      5,374,256
       Class II......................................................      1,605,521
 Transfer agent fees (Note 3)........................................      2,981,000
 Custodian fees......................................................      4,541,079
 Reports to shareholders.............................................        448,000
 Audit fees..........................................................         30,000
 Legal fees (Note 3).................................................         82,000
 Registration and filing fees........................................        133,400
 Trustees' fees and expenses.........................................         65,000
                                                                        ------------
     Total expenses..................................................                        43,595,734
                                                                                           ------------
     Net investment income...........................................                        35,740,567
Realized and unrealized gain (loss):
 Net realized gain (loss) on:
  Investments........................................................     96,953,946
  Foreign currency transactions......................................       (855,569)
                                                                        ------------
                                                                          96,098,377

 Net unrealized appreciation on investments:.........................    637,437,851
                                                                        ------------
Net realized and unrealized gain.....................................                       733,536,228
                                                                                           ------------
Net increase in net assets resulting from operations.................                      $769,276,795
                                                                                           ============

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 1997            YEAR ENDED
                                                                      (UNAUDITED)          DECEMBER 31, 1996
                                                                    ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income..........................................    $    35,740,567        $    33,756,926
  Net realized gain on investment and foreign currency
    transaction..................................................         96,098,377             84,667,850
  Net unrealized appreciation....................................        637,437,851            446,213,767
                                                                    ----------------------------------------
    Net increase in net assets resulting from operations.........        769,276,795            564,638,543
Distributions to shareholders:
 From net investment income
  Class I........................................................         (1,077,487)           (34,428,429)
  Class II.......................................................            (81,938)            (1,401,202)
  Advisor Class..................................................             (6,151)                    --
 Amount in excess of net investment income
  Class I........................................................                 --             (1,420,492)
  Class II.......................................................                 --                (96,456)
 From net realized gain
  Class I........................................................        (17,938,462)           (69,400,180)
  Class II.......................................................         (1,400,804)            (4,469,289)
  Advisor Class..................................................            (98,419)                    --
Capital share transactions (Note 2)
  Class I........................................................        555,179,384            723,963,075
  Class II.......................................................        148,229,301            169,320,035
  Advisor Class..................................................         33,300,426                     --
                                                                    ----------------------------------------
    Net increase in net assets...................................      1,485,382,645          1,346,705,605
Net assets:
 Beginning of period.............................................      3,535,381,662          2,188,676,057
                                                                    ----------------------------------------
 End of period...................................................    $ 5,020,764,307        $ 3,535,381,662
                                                                    ========================================

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing in securities of issuers of countries having developing markets. The following summarizes the Fund's significant accounting policies.

a. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities at the end of the reporting period.

The Brazilian government has exercised and may continue to exercise substantial influence over the exchange of Brazilian currency. Under current Brazilian law, whenever there occurs a serious imbalance of Brazil's balance of payments or serious reasons to foresee the imminence of such an imbalance, Brazil's National Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad. Exchange control regulations may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. The Fund has investments in Brazilian companies with a value of approximately $592 million as of June 30, 1997.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses on security transactions and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

Effective January 2, 1997, the Fund offers three classes of shares: Class I, Class II and Advisor Class shares. Prior to this date, only Class I and Class II shares were offered. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class of shares, and the exchange privilege of each class.

At June 30, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED                        YEAR ENDED
                                                              JUNE 30, 1997                       DECEMBER 31, 1996
                                                       ------------------------------------------------------------------
                                                         SHARES          AMOUNT               SHARES           AMOUNT
                                                       ------------------------------------------------------------------
CLASS I
Shares sold...........................................  54,065,413    $ 917,990,942          81,183,040    $1,183,527,423
Shares issued on reinvestment of distributions........     949,077       16,286,912           6,016,317        88,975,415
Shares redeemed....................................... (22,422,928)    (379,098,470)        (37,415,543)     (548,539,761)
                                                       ------------------------------------------------------------------
Net increase..........................................  32,591,562    $ 555,179,384          49,783,814      $723,963,075
                                                       ==================================================================

                                                             SIX MONTHS ENDED                        YEAR ENDED
                                                              JUNE 30, 1997                       DECEMBER 31, 1996
                                                       ------------------------------------------------------------------
                                                         SHARES          AMOUNT               SHARES           AMOUNT
                                                       ------------------------------------------------------------------
CLASS II
Shares sold...........................................   9,708,103    $ 163,196,624          12,543,242      $181,957,609
Shares issued on reinvestment of distributions........      71,557        1,214,119             328,438         4,824,061
Shares redeemed.......................................    (970,047)     (16,181,442)         (1,194,443)      (17,461,635)
                                                        -----------------------------------------------------------------
Net increase..........................................   8,809,613    $ 148,229,301          11,677,237      $169,320,035
                                                        =================================================================

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                                              FOR THE PERIOD
                                                                                             JANUARY 2, 1997
                                                                                                 THROUGH
                                                                                              JUNE 30, 1997
                                                                                       ----------------------------
                                                                                         SHARES          AMOUNT
                                                                                       ----------------------------
ADVISOR CLASS
Shares sold...........................................................................   2,029,769      $34,771,508
Shares issued on reinvestment of distributions........................................       6,101          104,577
Shares redeemed.......................................................................     (92,304)      (1,575,659)
                                                                                       ----------------------------
Net increase..........................................................................   1,943,566      $33,300,426
                                                                                       ============================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the fund. The Fund pays an administrative fee to FTSI based on the Fund's aggregate average net assets as follows: 0.15% per annum on the first $200 million, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% in excess of $1.2 billion.

The Fund reimburses FTD up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 1997 there were no unreimbursed expenses.

FTD received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the period of $1,157,409 and $67,543, respectively.

During the period ended June 30, 1997, legal fees of $82,000 were paid to a law firm in which an officer of the Fund is a partner.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1997 aggregated $701,559,136 and $351,852,244, respectively.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,939,070,622 was as follows:

               Unrealized appreciation...........................................  $1,391,797,139
               Unrealized depreciation...........................................    (325,957,838)
                                                                                   --------------
               Net unrealized appreciation.......................................  $1,065,839,301
                                                                                   ==============

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH                        Franklin Templeton High Income     Fund Allocator Series                FRANKLIN STATE-SPECIFIC
Franklin Global Health Care Fund      Currency Fund                     Franklin Templeton Conservative      FUNDS SEEKING
Franklin Templeton Japan Fund        Templeton Americas Government       Target Fund                         TAX-FREE INCOME
Templeton Developing                  Securities Fund                   Franklin Templeton Moderate          Alabama
 Markets Trust                                                           Target Fund                         Arizona*
Templeton Foreign Fund               GROWTH                             Franklin Templeton Growth            Arkansas**
Templeton Foreign Smaller            Franklin Blue Chip Fund             Target Fund                         California*
 Companies Fund                      Franklin California Growth Fund                                         Colorado
Templeton Global                     Franklin DynaTech Fund             INCOME                               Connecticut
 Infrastructure Fund                 Franklin Equity Fund               Franklin Adjustable Rate             Florida*
Templeton Global                     Franklin Gold Fund                  Securities Fund                     Georgia
 Opportunities Trust                 Franklin Growth Fund               Franklin Adjustable U.S.             Hawaii**
Templeton Global                     Franklin MidCap Growth Fund         Government Securities Fund          Indiana
 Real Estate Fund                    Franklin Small Cap                 Franklin's AGE High Income Fund      Kentucky
Templeton Global                      Growth Fund                       Franklin Investment Grade            Louisiana
 Smaller Companies Fund              Mutual Discovery Fund               Income Fund                         Maryland
Templeton Greater European Fund                                         Franklin Short-Intermediate          Massachusetts***
Templeton Growth Fund                GROWTH AND INCOME                   U.S. Government Securities Fund     Michigan*
Templeton Latin America Fund         Franklin Asset Allocation Fund     Franklin U.S. Government             Minnesota***
Templeton Pacific Growth Fund        Franklin Balance Sheet              Securities Fund                     Missouri
Templeton World Fund                  Investment Fund                   Franklin Money Fund                  New Jersey
                                     Franklin Convertible               Franklin Federal Money Fund          New York*
GLOBAL GROWTH AND INCOME              Securities Fund                                                        North Carolina
Franklin Global Utilities Fund       Franklin Equity Income Fund                                             Ohio***
Franklin Templeton German            Franklin Income Fund               For Corporations                     Oregon
 Government Bond Fund                Franklin MicroCap Value Fund       Franklin Corporate Qualified         Pennsylvania
Franklin Templeton Global            Franklin Natural Resources Fund     Dividend Fund                       Tennessee**
 Currency Fund                       Franklin Real Estate                                                    Texas
Mutual European Fund                  Securities Fund                   FRANKLIN FUNDS SEEKING               Virginia
Templeton Global Bond Fund           Franklin Rising Dividends Fund     TAX-FREE INCOME                      Washington**
Templeton Growth and                 Franklin Strategic Income Fund     Federal Intermediate-Term
 Income Fund                         Franklin Utilities Fund             Tax-Free Income Fund                VARIABLE ANNUITIES+
                                     Franklin Value Fund                Federal Tax-Free Income Fund         Franklin Valuemark(R)
GLOBAL INCOME                        Mutual Beacon Fund                 High Yield Tax-Free Income Fund      Franklin Templeton
Franklin Global Government           Mutual Qualified Fund              Insured Tax-Free Income Fund          Valuemark Income Plus
 Income Fund                         Mutual Shares Fund                 Puerto Rico Tax-Free                  (an immediate annuity)
Franklin Templeton Hard              Templeton American Trust, Inc.      Income Fund
 Currency Fund                                                          Tax-Exempt Money Fund


*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

+ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.


                                                                    02/97.1

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
700 Central Avenue
St. Petersburg, Florida 33701-3628

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton Developing Markets Trust, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

711 S97 08/97
TL711 S97                            [RECYCLING LOGO] Printed on recycled paper